Eaton Vance
Floating-Rate Advantage Fund
July 31, 2023 (Unaudited)

Eaton Vance Floating-Rate Advantage Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Senior Debt Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At July 31, 2023, the value of the Fund’s investment in the Portfolio was $5,589,404,893 and the Fund owned 94.6% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Senior Debt Portfolio
July 31, 2023
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 5.2%
Security	Principal Amount (000's omitted)	Value
Alinea CLO, Ltd.:
Series 2018-1A, Class D, 8.688%, (3 mo. SOFR + 3.36%), 7/20/31(1)(2)	$2,500	$ 2,448,937
Series 2018-1A, Class E, 11.588%, (3 mo. SOFR + 6.26%), 7/20/31(1)(2)	3,000	2,598,840
AMMC CLO 15, Ltd., Series 2014-15A, Class ERR, 12.48%, (3 mo. SOFR + 7.17%), 1/15/32(1)(2)	5,000	4,355,955
AMMC CLO XII, Ltd., Series 2013-12A, Class ER, 11.517%, (3 mo. USD LIBOR + 6.18%), 11/10/30(1)(2)	3,525	3,064,399
Apidos CLO XX, Series 2015-20A, Class DR, 11.27%, (3 mo. SOFR + 5.96%), 7/16/31(1)(2)	2,375	2,103,623
Ares LVlll CLO, Ltd., Series 2020-58A, Class ER, 12.008%, (3 mo. SOFR + 6.70%), 1/15/35(1)(2)	3,000	2,730,363
Ares XLIX CLO, Ltd.:
Series 2018-49A, Class D, 8.607%, (3 mo. SOFR + 3.26%), 7/22/30(1)(2)	2,500	2,376,075
Series 2018-49A, Class E, 11.307%, (3 mo. SOFR + 5.96%), 7/22/30(1)(2)	3,500	3,076,346
Ares XXXIIR CLO, Ltd.:
Series 2014-32RA, Class C, 8.221%, (3 mo. USD LIBOR + 2.90%), 5/15/30(1)(2)	5,000	4,481,965
Series 2014-32RA, Class D, 11.171%, (3 mo. USD LIBOR + 5.85%), 5/15/30(1)(2)	1,000	868,255
Ares XXXVR CLO, Ltd., Series 2015-35RA, Class E, 11.27%, (3 mo. SOFR + 5.96%), 7/15/30(1)(2)	4,000	3,490,436
Babson CLO, Ltd.:
Series 2015-1A, Class DR, 8.188%, (3 mo. SOFR + 2.86%), 1/20/31(1)(2)	2,500	2,277,563
Series 2018-1A, Class C, 8.17%, (3 mo. SOFR + 2.86%), 4/15/31(1)(2)	3,500	3,101,273
Bain Capital Credit CLO, Ltd., Series 2018-1A, Class D, 8.307%, (3 mo. USD LIBOR + 2.70%), 4/23/31(1)(2)	5,000	4,417,395
Battalion CLO XXII, Ltd., Series 2021-22A, Class E, 12.538%, (3 mo. SOFR + 7.21%), 1/20/35(1)(2)	1,750	1,455,319
Battalion CLO XXIII, Ltd., Series 2022-23A, Class D, 9.258%, (3 mo. SOFR + 3.95%), 5/19/36(1)(2)	3,500	3,330,666
Benefit Street Partners CLO V-B, Ltd.:
Series 2018-5BA, Class C, 8.518%, (3 mo. SOFR + 3.19%), 4/20/31(1)(2)	5,000	4,705,760
Series 2018-5BA, Class D, 11.538%, (3 mo. SOFR + 6.21%), 4/20/31(1)(2)	3,500	3,027,132
Benefit Street Partners CLO VIII, Ltd., Series 2015-8A, Class DR, 11.188%, (3 mo. SOFR + 5.86%), 1/20/31(1)(2)	5,401	4,455,825
Benefit Street Partners CLO XIV, Ltd., Series 2018-14A, Class D, 8.188%, (3 mo. SOFR + 2.86%), 4/20/31(1)(2)	1,500	1,382,654
Security	Principal Amount (000's omitted)	Value
Benefit Street Partners CLO XVI, Ltd., Series 2018-16A, Class E, 12.27%, (3 mo. SOFR + 6.96%), 1/17/32(1)(2)	$2,250	$ 2,130,597
Benefit Street Partners CLO XVII, Ltd., Series 2019-17A, Class ER, 11.92%, (3 mo. SOFR + 6.61%), 7/15/32(1)(2)	1,750	1,631,326
Benefit Street Partners CLO XXII, Ltd., Series 2020-22A, Class ER, 12.256%, (3 mo. SOFR + 6.93%), 4/20/35(1)(2)	1,000	961,456
Benefit Street Partners CLO XXV, Ltd., Series 2021-25A, Class E, 12.42%, (3 mo. SOFR + 7.11%), 1/15/35(1)(2)	3,000	2,948,757
Betony CLO 2, Ltd.:
Series 2018-1A, Class C, 8.531%, (3 mo. SOFR + 3.16%), 4/30/31(1)(2)	2,500	2,437,807
Series 2018-1A, Class D, 11.281%, (3 mo. SOFR + 5.91%), 4/30/31(1)(2)	4,550	4,040,172
BlueMountain CLO XXIV, Ltd., Series 2019-24A, Class ER, 12.428%, (3 mo. SOFR + 7.10%), 4/20/34(1)(2)	1,250	1,152,878
BlueMountain CLO XXVI, Ltd., Series 2019-26A, Class ER, 12.718%, (3 mo. SOFR + 7.39%), 10/20/34(1)(2)	3,000	2,857,119
BlueMountain CLO XXX, Ltd., Series 2020-30A, Class ER, 12.008%, (3 mo. SOFR + 6.70%), 4/15/35(1)(2)	2,000	1,812,652
BlueMountain CLO XXXIII, Ltd., Series 2021-33A, Class E, 12.209%, (3 mo. USD LIBOR + 6.83%), 11/20/34(1)(2)	2,500	2,359,433
BlueMountain CLO XXXV, Ltd., Series 2022-35A, Class E, 13.096%, (3 mo. SOFR + 7.75%), 7/22/35(1)(2)	2,000	1,952,112
BlueMountain CLO, Ltd.:
Series 2015-3A, Class CR, 8.188%, (3 mo. SOFR + 2.86%), 4/20/31(1)(2)	5,000	4,347,800
Series 2015-3A, Class DR, 10.988%, (3 mo. SOFR + 5.66%), 4/20/31(1)(2)	3,000	2,452,980
Series 2016-3A, Class DR, 8.421%, (3 mo. USD LIBOR + 3.10%), 11/15/30(1)(2)	1,500	1,332,087
Series 2016-3A, Class ER, 11.271%, (3 mo. USD LIBOR + 5.95%), 11/15/30(1)(2)	1,500	1,271,679
Series 2018-1A, Class D, 8.681%, (3 mo. SOFR + 3.31%), 7/30/30(1)(2)	2,500	2,163,600
Series 2018-1A, Class E, 11.581%, (3 mo. SOFR + 6.21%), 7/30/30(1)(2)	2,000	1,587,656
Bryant Park Funding, Ltd., Series 2023-20A, Class D, 11.354%, (3 mo. SOFR + 6.09%), 7/15/36(1)(2)	5,250	5,261,445
Canyon Capital CLO, Ltd.:
Series 2012-1RA, Class E, 11.27%, (3 mo. SOFR + 5.96%), 7/15/30(1)(2)	4,875	4,228,736
Series 2016-1A, Class DR, 8.37%, (3 mo. SOFR + 3.06%), 7/15/31(1)(2)	3,000	2,867,931

Senior Debt Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Canyon Capital CLO, Ltd.: (continued)
Series 2016-1A, Class ER, 11.32%, (3 mo. SOFR + 6.01%), 7/15/31(1)(2)	$4,000	$ 3,412,540
Series 2016-2A, Class ER, 11.57%, (3 mo. SOFR + 6.26%), 10/15/31(1)(2)	4,500	3,773,871
Series 2018-1A, Class D, 8.47%, (3 mo. SOFR + 3.16%), 7/15/31(1)(2)	3,000	2,908,497
Series 2018-1A, Class E, 11.32%, (3 mo. SOFR + 6.01%), 7/15/31(1)(2)	2,750	2,363,974
Series 2019-2A, Class ER, 12.32%, (3 mo. SOFR + 7.01%), 10/15/34(1)(2)	1,500	1,396,545
Carlyle CLO C17, Ltd.:
Series C17A, Class CR, 8.431%, (3 mo. SOFR + 3.06%), 4/30/31(1)(2)	5,000	4,841,320
Series C17A, Class DR, 11.631%, (3 mo. SOFR + 6.26%), 4/30/31(1)(2)	3,500	3,106,390
Carlyle Global Market Strategies CLO, Ltd.:
Series 2012-3A, Class CR2, 9.073%, (3 mo. SOFR + 3.76%), 1/14/32(1)(2)	2,500	2,329,258
Series 2012-3A, Class DR2, 12.073%, (3 mo. SOFR + 6.76%), 1/14/32(1)(2)	1,500	1,234,338
Series 2014-3RA, Class C, 8.569%, (3 mo. USD LIBOR + 2.95%), 7/27/31(1)(2)	1,000	879,782
Series 2014-3RA, Class D, 11.019%, (3 mo. USD LIBOR + 5.40%), 7/27/31(1)(2)	2,150	1,790,514
Series 2014-4RA, Class C, 8.47%, (3 mo. SOFR + 3.16%), 7/15/30(1)(2)	2,750	2,453,214
Series 2014-4RA, Class D, 11.22%, (3 mo. SOFR + 5.91%), 7/15/30(1)(2)	3,500	2,920,536
Carlyle US CLO, Ltd., Series 2019-4A, Class DR, 11.908%, (3 mo. SOFR + 6.60%), 4/15/35(1)(2)	3,000	2,672,502
CarVal CLO IV, Ltd., Series 2021-1A, Class E, 12.188%, (3 mo. SOFR + 6.86%), 7/20/34(1)(2)	1,000	956,628
CIFC Funding, Ltd., Series 2022-4A, Class D, 8.858%, (3 mo. SOFR + 3.55%), 7/16/35(1)(2)	1,750	1,706,241
Dryden CLO, Ltd.:
Series 2018-55A, Class D, 8.42%, (3 mo. SOFR + 3.11%), 4/15/31(1)(2)	1,500	1,352,400
Series 2018-55A, Class E, 10.97%, (3 mo. SOFR + 5.66%), 4/15/31(1)(2)	2,000	1,743,292
Series 2022-112A, Class E, 12.866%, (3 mo. SOFR + 7.78%), 8/15/34(1)(2)	2,000	1,993,804
Dryden Senior Loan Fund:
Series 2015-41A, Class DR, 8.17%, (3 mo. SOFR + 2.86%), 4/15/31(1)(2)	7,000	6,194,629
Series 2015-41A, Class ER, 10.87%, (3 mo. SOFR + 5.56%), 4/15/31(1)(2)	1,268	1,023,708
Series 2016-42A, Class DR, 8.50%, (3 mo. SOFR + 3.19%), 7/15/30(1)(2)	2,500	2,239,353
Series 2016-42A, Class ER, 11.12%, (3 mo. SOFR + 5.81%), 7/15/30(1)(2)	3,500	2,919,000
Elmwood CLO 14, Ltd., Series 2022-1A, Class E, 11.676%, (3 mo. SOFR + 6.35%), 4/20/35(1)(2)	1,950	1,871,731
Security	Principal Amount (000's omitted)	Value
Elmwood CLO 17, Ltd., Series 2022-4A, Class E, 12.458%, (3 mo. SOFR + 7.15%), 7/17/35(1)(2)	$2,000	$ 1,999,602
Empower CLO, Ltd., Series 2023-2A, Class D, (3 mo. SOFR + 5.40%), 7/15/36(1)	2,000	2,007,676
Galaxy 31 CLO, Ltd., Series 2023-31A, Class D, 10.031%, (3 mo. SOFR + 5.25%), 4/15/36(1)(2)	1,750	1,758,460
Galaxy XV CLO, Ltd., Series 2013-15A, Class ER, 12.215%, (3 mo. SOFR + 6.91%), 10/15/30(1)(2)	4,500	4,072,788
Galaxy XXV CLO, Ltd.:
Series 2015-19A, Class D1R, 12.137%, (3 mo. SOFR + 6.79%), 7/24/30(1)(2)	2,000	1,780,742
Series 2018-25A, Class D, 8.713%, (3 mo. SOFR + 3.36%), 10/25/31(1)(2)	2,500	2,440,535
Series 2018-25A, Class E, 11.563%, (3 mo. SOFR + 6.21%), 10/25/31(1)(2)	3,500	3,109,550
Golub Capital Partners CLO 37B, Ltd.:
Series 2018-37A, Class D, 8.888%, (3 mo. SOFR + 3.56%), 7/20/30(1)(2)	4,000	3,713,436
Series 2018-37A, Class E, 11.338%, (3 mo. SOFR + 6.01%), 7/20/30(1)(2)	4,750	4,661,322
Golub Capital Partners CLO 53B, Ltd., Series 2021-53A, Class E, 12.288%, (3 mo. SOFR + 6.96%), 7/20/34(1)(2)	1,250	1,196,968
Golub Capital Partners CLO 58B, Ltd., Series 2021-58A, Class E, 12.423%, (3 mo. SOFR + 7.07%), 1/25/35(1)(2)	2,500	2,347,635
Golub Capital Partners CLO, Ltd., Series 2020-48A, Class D, 9.37%, (3 mo. SOFR + 4.06%), 4/17/33(1)(2)	2,000	1,900,620
Halseypoint CLO 5, Ltd., Series 2021-5A, Class E, 12.571%, (3 mo. SOFR + 7.20%), 1/30/35(1)(2)	2,000	1,881,292
Harriman Park CLO, Ltd., Series 2020-1A, Class ER, 11.988%, (3 mo. SOFR + 6.66%), 4/20/34(1)(2)	1,000	942,130
ICG US CLO, Ltd.:
Series 2018-2A, Class D, 8.707%, (3 mo. SOFR + 3.36%), 7/22/31(1)(2)	2,000	1,859,716
Series 2018-2A, Class E, 11.357%, (3 mo. SOFR + 6.01%), 7/22/31(1)(2)	3,000	2,533,740
Madison Park Funding LIX, Ltd., Series 2021-59A, Class E, 12.172%, (3 mo. SOFR + 6.86%), 1/18/34(1)(2)	1,550	1,501,674
Madison Park Funding XXXVI, Ltd., Series 2019-36A, Class ER, 12.358%, (3 mo. SOFR + 7.05%), 4/15/35(1)(2)	2,500	2,448,307
Marble Point CLO XXIV, Ltd., Series 2022-1A, Class D1, 9.566%, (3 mo. SOFR + 4.24%), 4/20/35(1)(2)	2,000	1,883,350
Neuberger Berman CLO XVIII, Ltd., Series 2014-18A, Class DR2, 11.515%, (3 mo. SOFR + 6.18%), 10/21/30(1)(2)	2,000	1,816,378

Senior Debt Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Neuberger Berman CLO XXII, Ltd.:
Series 2016-22A, Class DR, 8.67%, (3 mo. SOFR + 3.36%), 10/17/30(1)(2)	$2,500	$ 2,429,252
Series 2016-22A, Class ER, 11.63%, (3 mo. SOFR + 6.32%), 10/17/30(1)(2)	3,000	2,696,400
Neuberger Berman Loan Advisers CLO 28, Ltd., Series 2018-28A, Class E, 11.188%, (3 mo. SOFR + 5.86%), 4/20/30(1)(2)	1,950	1,795,927
Neuberger Berman Loan Advisers CLO 48, Ltd., Series 2022-48A, Class E, 11.851%, (3 mo. SOFR + 6.50%), 4/25/36(1)(2)	2,600	2,456,745
OCP CLO, Ltd.:
Series 2022-24A, Class D, 9.126%, (3 mo. SOFR + 3.80%), 7/20/35(1)(2)	500	490,555
Series 2022-24A, Class E, 12.746%, (3 mo. SOFR + 7.42%), 7/20/35(1)(2)	1,000	967,097
Palmer Square CLO, Ltd.:
Series 2013-2A, Class DRR, 11.42%, (3 mo. SOFR + 6.11%), 10/17/31(1)(2)	3,250	2,973,308
Series 2015-1A, Class DR4, 11.879%, (3 mo. USD LIBOR + 6.50%), 5/21/34(1)(2)	2,000	1,823,652
Series 2018-1A, Class C, 8.072%, (3 mo. SOFR + 2.76%), 4/18/31(1)(2)	3,000	2,925,633
Series 2018-1A, Class D, 10.722%, (3 mo. SOFR + 5.41%), 4/18/31(1)(2)	2,000	1,830,916
Series 2018-2A, Class D, 11.17%, (3 mo. SOFR + 5.86%), 7/16/31(1)(2)	2,000	1,900,430
Series 2021-2A, Class E, 11.92%, (3 mo. SOFR + 6.61%), 7/15/34(1)(2)	1,000	974,396
Series 2022-1A, Class E, 11.676%, (3 mo. SOFR + 6.35%), 4/20/35(1)(2)	5,500	5,258,286
Series 2022-3A, Class E, 13.306%, (3 mo. SOFR + 7.98%), 7/20/35(1)(2)	2,250	2,275,970
RAD CLO 5, Ltd., Series 2019-5A, Class E, 12.307%, (3 mo. SOFR + 6.96%), 7/24/32(1)(2)	1,250	1,186,428
RAD CLO 11, Ltd., Series 2021-11A, Class E, 11.82%, (3 mo. SOFR + 6.51%), 4/15/34(1)(2)	750	714,470
RAD CLO 14, Ltd., Series 2021-14A, Class E, 12.07%, (3 mo. SOFR + 6.76%), 1/15/35(1)(2)	1,050	1,007,936
Regatta XIII Funding, Ltd.:
Series 2018-2A, Class C, 8.67%, (3 mo. SOFR + 3.36%), 7/15/31(1)(2)	2,500	2,462,902
Series 2018-2A, Class D, 11.52%, (3 mo. SOFR + 6.21%), 7/15/31(1)(2)	5,000	4,385,045
Regatta XIV Funding, Ltd.:
Series 2018-3A, Class D, 8.813%, (3 mo. SOFR + 3.46%), 10/25/31(1)(2)	2,500	2,446,055
Series 2018-3A, Class E, 11.563%, (3 mo. SOFR + 6.21%), 10/25/31(1)(2)	2,000	1,777,214
Regatta XV Funding, Ltd., Series 2018-4A, Class D, 12.113%, (3 mo. SOFR + 6.76%), 10/25/31(1)(2)	2,875	2,640,943
Symphony CLO, Ltd., Series 2022-37A, Class D1, 10.756%, (3 mo. SOFR + 5.43%), 10/20/34(1)(2)	2,500	2,513,160
Security	Principal Amount (000's omitted)	Value
Upland CLO, Ltd.:
Series 2016-1A, Class CR, 8.488%, (3 mo. SOFR + 3.16%), 4/20/31(1)(2)	$4,500	$ 4,233,190
Series 2016-1A, Class DR, 11.488%, (3 mo. SOFR + 6.16%), 4/20/31(1)(2)	4,625	3,991,495
Vibrant CLO IX, Ltd.:
Series 2018-9A, Class C, 8.788%, (3 mo. SOFR + 3.46%), 7/20/31(1)(2)	2,500	2,220,210
Series 2018-9A, Class D, 11.838%, (3 mo. SOFR + 6.51%), 7/20/31(1)(2)	3,500	2,636,088
Vibrant CLO X, Ltd.:
Series 2018-10A, Class C, 8.838%, (3 mo. SOFR + 3.51%), 10/20/31(1)(2)	5,000	4,447,525
Series 2018-10A, Class D, 11.778%, (3 mo. SOFR + 6.45%), 10/20/31(1)(2)	5,000	3,754,790
Voya CLO, Ltd.:
Series 2014-1A, Class DR2, 11.572%, (3 mo. SOFR + 6.26%), 4/18/31(1)(2)	3,250	2,567,588
Series 2015-3A, Class CR, 8.738%, (3 mo. SOFR + 3.41%), 10/20/31(1)(2)	2,500	2,128,268
Series 2015-3A, Class DR, 11.788%, (3 mo. SOFR + 6.46%), 10/20/31(1)(2)	5,500	4,216,025
Series 2016-3A, Class CR, 8.822%, (3 mo. SOFR + 3.51%), 10/18/31(1)(2)	2,000	1,744,810
Series 2016-3A, Class DR, 11.652%, (3 mo. SOFR + 6.34%), 10/18/31(1)(2)	2,375	1,778,153
Webster Park CLO, Ltd.:
Series 2015-1A, Class CR, 8.488%, (3 mo. SOFR + 3.16%), 7/20/30(1)(2)	2,000	1,792,170
Series 2015-1A, Class DR, 11.088%, (3 mo. SOFR + 5.76%), 7/20/30(1)(2)	2,500	2,085,010
Wellfleet CLO, Ltd.:
Series 2021-3A, Class E, 12.67%, (3 mo. SOFR + 7.36%), 1/15/35(1)(2)	1,050	940,861
Series 2022-1A, Class D, 9.448%, (3 mo. SOFR + 4.14%), 4/15/34(1)(2)	1,000	936,528
Series 2022-1A, Class E, 13.168%, (3 mo. SOFR + 7.86%), 4/15/34(1)(2)	2,300	2,116,131
Series 2022-2A, Class E, 13.87%, (3 mo. SOFR + 8.56%), 10/18/35(1)(2)	1,000	992,342
Total Asset-Backed Securities (identified cost $337,651,608)		$ 306,000,896

Common Stocks — 0.7%
Security	Shares	Value
Aerospace and Defense — 0.0%(3)
IAP Global Services, LLC(4)(5)(6)	168	$ 723,498
		$ 723,498

Senior Debt Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Commercial Services & Supplies — 0.1%
Monitronics International, Inc.(5)(6)	199,603	$ 4,191,663
Phoenix Services International, LLC(5)(6)	291,132	2,911,320
Phoenix Services International, LLC(5)(6)	26,562	265,620
		$ 7,368,603
Containers and Glass Products — 0.0%(3)
LG Newco Holdco, Inc., Class A(5)(6)	342,076	$ 2,462,947
		$ 2,462,947
Electronics/Electrical — 0.0%(3)
Skillsoft Corp.(5)(6)	1,010,393	$ 1,333,719
		$ 1,333,719
Health Care — 0.0%
Akorn Holding Company, LLC, Class A(4)(5)(6)	792,089	$ 0
		$ 0
Household Durables — 0.4%
Serta Simmons Bedding, Inc.(5)(6)	1,401,999	$ 21,555,735
		$ 21,555,735
Investment Companies — 0.0%(3)
Aegletes B.V.(5)(6)	138,671	$ 334,544
Jubilee Topco, Ltd., Class A(4)(5)	2,563,805	0
		$ 334,544
Nonferrous Metals/Minerals — 0.1%
ACNR Holdings, Inc., Class A(5)(6)	30,298	$ 2,741,969
		$ 2,741,969
Oil and Gas — 0.0%(3)
AFG Holdings, Inc.(4)(5)(6)	281,241	$ 784,662
McDermott International, Ltd.(5)(6)	1,382,889	424,132
QuarterNorth Energy, Inc.(6)	6,269	717,801
		$ 1,926,595
Pharmaceuticals — 0.0%(3)
Covis Midco 1 S.a.r.l., Class A(5)(6)	8,349	$ 4,258
Covis Midco 1 S.a.r.l., Class B(5)(6)	8,349	4,258
Covis Midco 1 S.a.r.l., Class C(5)(6)	8,349	4,258
Covis Midco 1 S.a.r.l., Class D(5)(6)	8,349	4,258
Covis Midco 1 S.a.r.l., Class E(5)(6)	8,349	4,258
		$ 21,290
Security	Shares	Value
Retailers (Except Food and Drug) — 0.0%(3)
David’s Bridal, LLC(4)(5)(6)	195,511	$ 0
Phillips Pet Holding Corp.(4)(5)(6)	2,960	187,867
		$ 187,867
Telecommunications — 0.0%
Global Eagle Entertainment(4)(5)(6)	390,679	$ 0
		$ 0
Utilities — 0.1%
Longview Intermediate Holdings, LLC, Class A(6)	359,046	$ 2,897,501
		$ 2,897,501
Total Common Stocks (identified cost $84,408,226)		$ 41,554,268

Corporate Bonds — 10.0%
Security	Principal Amount* (000's omitted)	Value
Aerospace and Defense — 0.1%
TransDigm, Inc.:
6.25%, 3/15/26(1)	1,500	$ 1,493,274
6.75%, 8/15/28(1)	3,825	3,841,195
		$ 5,334,469
Air Transport — 0.7%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(1)	17,692	$ 17,443,755
5.75%, 4/20/29(1)	14,475	14,027,846
United Airlines, Inc.:
4.375%, 4/15/26(1)	5,050	4,786,681
4.625%, 4/15/29(1)	5,050	4,574,092
		$ 40,832,374
Automotive — 0.2%
Adient Global Holdings, Ltd., 7.00%, 4/15/28(1)	2,650	$ 2,671,908
Clarios Global, L.P., 6.75%, 5/15/25(1)	2,183	2,190,112
Clarios Global, L.P./Clarios US Finance Co., 6.25%, 5/15/26(1)	4,478	4,478,706
		$ 9,340,726
Building and Development — 0.1%
Cushman & Wakefield U.S. Borrower, LLC, 6.75%, 5/15/28(1)	7,493	$ 6,876,392

Senior Debt Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Building and Development (continued)
Winnebago Industries, Inc., 6.25%, 7/15/28(1)		1,100	$ 1,068,299
			$ 7,944,691
Business Equipment and Services — 1.2%
Allied Universal Holdco, LLC/Allied Universal Finance Corp., 6.625%, 7/15/26(1)		2,475	$ 2,365,693
Allied Universal Holdco, LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l.:
4.625%, 6/1/28(1)		20,725	17,596,665
4.625%, 6/1/28(1)		27,575	23,468,251
Prime Security Services Borrower, LLC/Prime Finance, Inc.:
5.25%, 4/15/24(1)		7,300	7,233,526
5.75%, 4/15/26(1)		17,950	17,618,527
			$ 68,282,662
Chemicals — 0.3%
Cheever Escrow Issuer, LLC, 7.125%, 10/1/27(1)		1,075	$ 980,035
INEOS Finance PLC, 3.375%, 3/31/26(1)	EUR	2,000	2,059,771
INEOS Quattro Finance 2 PLC, 3.375%, 1/15/26(1)		5,464	4,974,904
Olympus Water US Holding Corp., 4.25%, 10/1/28(1)		10,050	8,065,345
			$ 16,080,055
Chemicals and Plastics — 0.2%
Olympus Water US Holding Corp., 9.75%, 11/15/28(1)		11,400	$ 11,043,750
			$ 11,043,750
Commercial Services — 0.3%
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(1)		21,600	$ 19,896,827
			$ 19,896,827
Containers & Packaging — 0.2%
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer, LLC:
4.00%, 10/15/27(1)		6,325	$ 5,702,272
4.375%, 10/15/28(1)		10,100	8,938,682
			$ 14,640,954
Diversified Financial Services — 0.3%
AG Issuer, LLC, 6.25%, 3/1/28(1)		11,581	$ 11,181,884
AG TTMT Escrow Issuer, LLC, 8.625%, 9/30/27(1)		3,350	3,457,666
NFP Corp., 7.50%, 10/1/30(1)		3,350	3,261,555
			$ 17,901,105
Security	Principal Amount* (000's omitted)	Value
Diversified Telecommunication Services — 1.1%
Altice France S.A.:
5.125%, 1/15/29(1)	1,600	$ 1,116,664
5.125%, 7/15/29(1)	55,000	38,570,141
5.50%, 10/15/29(1)	6,455	4,589,258
Level 3 Financing, Inc., 3.875%, 11/15/29(1)	11,175	9,516,188
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(1)	7,625	6,538,311
Zayo Group Holdings, Inc., 4.00%, 3/1/27(1)	3,000	2,149,233
		$ 62,479,795
Drugs — 0.1%
Jazz Securities DAC, 4.375%, 1/15/29(1)	10,050	$ 8,944,639
		$ 8,944,639
Ecological Services and Equipment — 0.1%
GFL Environmental, Inc., 4.25%, 6/1/25(1)	6,025	$ 5,849,304
		$ 5,849,304
Electronics/Electrical — 0.4%
GoTo Group, Inc., 5.50%, 9/1/27(1)	12,010	$ 6,913,607
Imola Merger Corp., 4.75%, 5/15/29(1)	20,200	17,757,942
		$ 24,671,549
Entertainment — 0.1%
Live Nation Entertainment, Inc., 3.75%, 1/15/28(1)	2,412	$ 2,166,603
Six Flags Theme Parks, Inc., 7.00%, 7/1/25(1)	1,208	1,212,038
		$ 3,378,641
Health Care — 0.8%
Medline Borrower, L.P., 3.875%, 4/1/29(1)	25,150	$ 22,045,790
RP Escrow Issuer, LLC, 5.25%, 12/15/25(1)	2,650	1,809,995
Tenet Healthcare Corp., 4.25%, 6/1/29	25,375	22,764,189
		$ 46,619,974
Hotels, Restaurants & Leisure — 0.6%
Carnival Corp., 4.00%, 8/1/28(1)	37,975	$ 33,798,054
SeaWorld Parks & Entertainment, Inc., 8.75%, 5/1/25(1)	2,425	2,465,768
		$ 36,263,822
Household Products — 0.2%
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., 5.00%, 12/31/26(1)	15,469	$ 14,400,400
		$ 14,400,400

Senior Debt Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Insurance — 0.1%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co., 4.25%, 10/15/27(1)	700	$ 639,418
NFP Corp., 4.875%, 8/15/28(1)	3,000	2,702,380
		$ 3,341,798
Internet Software & Services — 0.3%
Arches Buyer, Inc., 4.25%, 6/1/28(1)	5,525	$ 4,812,409
Central Parent, Inc./CDK Global, Inc., 7.25%, 6/15/29(1)	15,225	15,070,983
		$ 19,883,392
Leisure Goods/Activities/Movies — 0.4%
Lindblad Expeditions, LLC, 6.75%, 2/15/27(1)	3,475	$ 3,348,771
NCL Corp., Ltd., 5.875%, 2/15/27(1)	22,375	21,809,528
		$ 25,158,299
Machinery — 0.3%
Madison IAQ, LLC, 4.125%, 6/30/28(1)	12,300	$ 10,964,177
TK Elevator U.S. Newco, Inc., 5.25%, 7/15/27(1)	4,950	4,634,132
		$ 15,598,309
Media — 0.4%
iHeartCommunications, Inc.:
4.75%, 1/15/28(1)	2,975	$ 2,290,636
5.25%, 8/15/27(1)	2,500	1,969,954
6.375%, 5/1/26	1,159	1,003,476
8.375%, 5/1/27	2,101	1,440,031
Univision Communications, Inc.:
4.50%, 5/1/29(1)	10,075	8,726,719
7.375%, 6/30/30(1)	10,000	9,742,409
		$ 25,173,225
Oil, Gas & Consumable Fuels — 0.2%
CITGO Petroleum Corporation, 7.00%, 6/15/25(1)	12,175	$ 12,041,379
		$ 12,041,379
Professional Services — 0.1%
CoreLogic, Inc., 4.50%, 5/1/28(1)	6,000	$ 4,942,140
		$ 4,942,140
Security	Principal Amount* (000's omitted)	Value
Real Estate Investment Trusts (REITs) — 0.1%
Park Intermediate Holdings, LLC/PK Domestic Property, LLC/PK Finance Co-Issuer, 5.875%, 10/1/28(1)	7,925	$ 7,317,945
		$ 7,317,945
Retail — 0.1%
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(1)	6,790	$ 5,930,014
		$ 5,930,014
Retailers (Except Food and Drug) — 0.0%
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(1)	1,575	$ 1,445,772
		$ 1,445,772
Software — 0.3%
Boxer Parent Co., Inc., 7.125%, 10/2/25(1)	4,850	$ 4,881,945
Cloud Software Group, Inc., 9.00%, 9/30/29(1)	12,100	10,853,140
		$ 15,735,085
Technology — 0.2%
Clarivate Science Holdings Corp., 3.875%, 7/1/28(1)	12,575	$ 11,220,956
		$ 11,220,956
Telecommunications — 0.4%
LCPR Senior Secured Financing DAC, 5.125%, 7/15/29(1)	17,200	$ 14,241,596
VMED O2 UK Financing I PLC, 4.25%, 1/31/31(1)	10,575	8,766,338
		$ 23,007,934
Trading Companies & Distributors — 0.0%(3)
American Builders & Contractors Supply Co., Inc., 4.00%, 1/15/28(1)	875	$ 802,615
		$ 802,615
Wireless Telecommunication Services — 0.1%
Digicel International Finance, Ltd./Digicel International Holdings, Ltd., 8.75%, 5/25/24(1)	7,250	$ 6,590,540
		$ 6,590,540
Total Corporate Bonds (identified cost $660,108,282)		$ 592,095,140

Senior Debt Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Exchange-Traded Funds — 0.3%
Security	Shares	Value
SPDR Blackstone Senior Loan ETF	384,000	$ 16,104,960
Total Exchange-Traded Funds (identified cost $17,625,066)		$ 16,104,960

Preferred Stocks — 0.1%
Security	Shares	Value
Financial Services — 0.0%
DBI Investors, Inc., Series A-1(4)(5)(6)	9,245	$ 0
		$ 0
Nonferrous Metals/Minerals — 0.1%
ACNR Holdings, Inc., 15.00% (PIK)(5)(6)	14,309	$ 7,762,632
		$ 7,762,632
Retailers (Except Food and Drug) — 0.0%
David’s Bridal, LLC:
Series A, 8.00% (PIK)(4)(5)(6)	5,438	$ 0
Series B, 10.00% (PIK)(4)(5)(6)	22,162	0
		$ 0
Total Preferred Stocks (identified cost $1,794,236)		$ 7,762,632

Senior Floating-Rate Loans — 107.9%(7)
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense — 2.6%
Aernnova Aerospace S.A.U.:
Term Loan, 6.483%, (3 mo. EURIBOR + 3.00%), 2/26/27	EUR	4,179	$ 4,414,394
Term Loan, 6.587%, (3 mo. EURIBOR + 3.00%), 2/26/27	EUR	1,071	1,131,896
AI Convoy (Luxembourg) S.a.r.l., Term Loan, 7.078%, (6 mo. EURIBOR + 3.50%), 1/18/27	EUR	4,300	4,596,852
Dynasty Acquisition Co., Inc.:
Term Loan, 8.919%, (SOFR + 3.50%), 4/6/26		28,881	28,874,519
Term Loan, 8.919%, (SOFR + 3.50%), 4/6/26		15,531	15,527,273
IAP Worldwide Services, Inc., Term Loan - Second Lien, 12.038%, (3 mo. USD LIBOR + 6.50%), 7/18/23(4)		1,184	945,928
TransDigm, Inc.:
Term Loan, 8.492%, (SOFR + 3.25%), 2/22/27		29,520	29,608,023
Term Loan, 8.492%, (SOFR + 3.25%), 8/24/28		34,816	34,892,488
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense (continued)
WP CPP Holdings, LLC, Term Loan, 9.27%, (SOFR + 3.75%), 4/30/25		35,300	$ 32,908,600
			$ 152,899,973
Airlines — 0.6%
American Airlines, Inc., Term Loan, 10.338%, (SOFR + 4.75%), 4/20/28		34,200	$ 35,468,239
			$ 35,468,239
Apparel & Luxury Goods — 0.1%
Hanesbrands, Inc., Term Loan, 9.069%, (SOFR + 3.75%), 3/8/30		5,461	$ 5,466,435
			$ 5,466,435
Auto Components — 2.0%
Adient US, LLC, Term Loan, 8.683%, (SOFR + 3.25%), 4/10/28		7,981	$ 8,002,227
Clarios Global, L.P., Term Loan, 6.815%, (1 mo. EURIBOR + 3.25%), 4/30/26	EUR	31,981	35,068,594
DexKo Global, Inc.:
Term Loan, 7.598%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	1,115	1,154,864
Term Loan, 7.598%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	3,604	3,732,423
Term Loan, 7.598%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	6,931	7,177,359
Term Loan, 9.254%, (SOFR + 3.75%), 10/4/28		14,294	13,851,833
Garrett LX I S.a.r.l., Term Loan, 8.881%, (SOFR + 3.25%), 4/30/28		6,288	6,204,162
Garrett Motion, Inc., Term Loan, 10.131%, (SOFR + 4.50%), 4/30/28		9,429	9,416,786
LSF12 Badger Bidco, LLC, Term Loan, 7/25/30(8)		4,000	3,925,000
LTI Holdings, Inc.:
Term Loan, 8.933%, (SOFR + 3.50%), 9/6/25		8,094	7,813,367
Term Loan, 10.183%, (SOFR + 4.75%), 7/24/26		7,989	7,724,212
Truck Hero, Inc., Term Loan, 9.183%, (SOFR + 3.75%), 1/31/28		13,946	13,151,680
			$ 117,222,507
Automobiles — 0.9%
Bombardier Recreational Products, Inc., Term Loan, 7.419%, (SOFR + 2.00%), 5/24/27		35,276	$ 35,188,226
MajorDrive Holdings IV, LLC, Term Loan, 9.50%, (3 mo. USD LIBOR + 4.00%), 6/1/28		15,924	15,674,960
			$ 50,863,186

Senior Debt Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Beverages — 0.3%
Arterra Wines Canada, Inc., Term Loan, 9.004%, (3 mo. USD LIBOR + 3.50%), 11/24/27		3,413	$ 3,265,396
City Brewing Company, LLC, Term Loan, 9.07%, (SOFR + 3.50%), 4/5/28		6,380	4,114,912
Triton Water Holdings, Inc., Term Loan, 8.754%, (SOFR + 3.25%), 3/31/28		12,267	11,891,799
			$ 19,272,107
Biotechnology — 0.5%
Alkermes, Inc., Term Loan, 7.836%, (SOFR + 2.50%), 3/12/26		12,735	$ 12,511,908
Alltech, Inc., Term Loan, 9.433%, (SOFR + 4.00%), 10/13/28		6,859	6,670,796
Grifols Worldwide Operations USA, Inc., Term Loan, 7.414%, (SOFR + 2.00%), 11/15/27		9,268	9,161,580
			$ 28,344,284
Building Products — 1.0%
Cornerstone Building Brands, Inc., Term Loan, 8.572%, (SOFR + 3.25%), 4/12/28		18,013	$ 17,489,931
CPG International, Inc., Term Loan, 7.919%, (SOFR + 2.50%), 4/28/29		14,838	14,821,183
LHS Borrower, LLC, Term Loan, 10.169%, (SOFR + 4.75%), 2/16/29		6,714	5,916,839
MI Windows and Doors, LLC, Term Loan, 8.919%, (SOFR + 3.50%), 12/18/27		6,367	6,379,927
Standard Industries, Inc., Term Loan, 7.906%, (SOFR + 2.50%), 9/22/28		13,081	13,120,648
			$ 57,728,528
Capital Markets — 6.2%
Advisor Group, Inc., Term Loan, 9.933%, (1 mo. USD LIBOR + 4.50%), 7/31/26		31,480	$ 31,549,916
AllSpring Buyer, LLC, Term Loan, 8.754%, (SOFR + 3.25%), 11/1/28		8,250	8,222,905
Aretec Group, Inc.:
Term Loan, 9.669%, (SOFR + 4.25%), 10/1/25		25,582	25,622,215
Term Loan, 3/8/30(8)		10,925	10,904,516
Brookfield Property REIT, Inc., Term Loan, 7.919%, (SOFR + 2.50%), 8/27/25		5,633	5,551,997
CeramTec AcquiCo GmbH, Term Loan, 7.233%, (3 mo. EURIBOR + 3.75%), 3/16/29	EUR	14,461	15,656,899
Citadel Securities, L.P., Term Loan, 7/29/30(8)		9,706	9,651,529
Clipper Acquisitions Corp., Term Loan, 7.005%, (SOFR + 1.75%), 3/3/28		7,815	7,776,223
Borrower/Description	Principal Amount* (000's omitted)		Value
Capital Markets (continued)
Edelman Financial Center, LLC, Term Loan, 9.183%, (SOFR + 3.75%), 4/7/28		22,340	$ 22,064,277
EIG Management Company, LLC, Term Loan, 9.169%, (SOFR + 3.75%), 2/22/25		2,677	2,676,687
FinCo I, LLC:
Term Loan, 8.081%, (6 mo. USD LIBOR + 2.50%), 6/27/25		19,622	19,631,927
Term Loan, 6/27/29(8)		16,325	16,243,375
Focus Financial Partners, LLC:
Term Loan, 7.819%, (SOFR + 2.50%), 6/30/28		10,859	10,829,944
Term Loan, 8.569%, (SOFR + 3.25%), 6/30/28		27,522	27,508,390
Term Loan, 6/30/28(8)		8,475	8,484,712
Franklin Square Holdings, L.P., Term Loan, 7.669%, (SOFR + 2.25%), 8/1/25		6,501	6,504,840
Greenhill & Co., Inc., Term Loan, 8.726%, (3 mo. USD LIBOR + 3.25%), 4/12/24		5,488	5,492,222
Guggenheim Partners, LLC, Term Loan, 8.492%, (SOFR + 3.25%), 12/12/29		32,434	32,451,386
HighTower Holdings, LLC, Term Loan, 9.351%, (SOFR + 4.00%), 4/21/28		9,287	9,147,871
Hudson River Trading, LLC, Term Loan, 8.631%, (SOFR + 3.00%), 3/20/28		29,813	29,299,022
LPL Holdings, Inc., Term Loan, 6.963%, (SOFR + 1.75%), 11/12/26		19,203	19,242,497
Mariner Wealth Advisors, LLC, Term Loan, 8.747%, (SOFR + 3.25%), 8/18/28		15,107	14,767,093
Victory Capital Holdings, Inc.:
Term Loan, 7.619%, (SOFR + 2.25%), 7/1/26		18,707	18,699,661
Term Loan, 7.619%, (SOFR + 2.25%), 12/29/28		8,636	8,625,504
			$ 366,605,608
Chemicals — 5.6%
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 8.242%, (SOFR + 3.00%), 12/20/29		21,261	$ 21,335,908
Chemours Company (The), Term Loan, 5.57%, (1 mo. EURIBOR + 2.00%), 4/3/25	EUR	5,551	6,121,472
Colouroz Investment 1 GmbH:
Term Loan, 9.826%, (3 mo. EURIBOR + 4.25%), 9/21/23	EUR	1,164	869,283
Term Loan, 9.826%, (3 mo. EURIBOR + 4.25%), 9/21/23	EUR	27	20,294
CPC Acquisition Corp., Term Loan, 9.254%, (SOFR + 3.75%), 12/29/27		17,474	13,837,293
Flint Group GmbH:
Term Loan, 9.817%, (3 mo. USD LIBOR + 5.00%), 9.067% cash, 0.75% PIK, 9/21/23		1,328	900,993
Term Loan, 9.826%, (3 mo. EURIBOR + 4.25%), 9/21/23	EUR	1,102	822,975

Senior Debt Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Chemicals (continued)
Flint Group GmbH: (continued)
Term Loan, 9.826%, (3 mo. EURIBOR + 4.25%), 9/21/23	EUR	32	$ 23,782
Term Loan, 9.826%, (3 mo. EURIBOR + 4.25%), 9/21/23	EUR	73	54,151
Term Loan, 9.826%, (3 mo. EURIBOR + 4.25%), 9/21/23	EUR	144	107,294
Flint Group US, LLC:
Term Loan, 9.817%, (USD LIBOR + 5.00%), 9.067% cash, 0.75% PIK, 9/21/23(9)		1,991	1,350,748
Term Loan, 9.856%, (USD LIBOR + 4.25%), 9/21/23(9)		8,035	5,450,271
Gemini HDPE, LLC, Term Loan, 8.631%, (SOFR + 3.00%), 12/31/27		5,749	5,760,248
GEON Performance Solutions, LLC, Term Loan, 10.038%, (3 mo. USD LIBOR + 4.50%), 8/18/28		7,640	7,606,237
Groupe Solmax, Inc., Term Loan, 10.221%, (SOFR + 4.75%), 5/29/28(9)		19,924	18,925,137
INEOS Enterprises Holdings II Limited, Term Loan, 6.712%, (3 mo. EURIBOR + 3.25%), 8/31/26	EUR	2,325	2,529,709
INEOS Enterprises Holdings US Finco, LLC, Term Loan, 9.127%, (SOFR + 3.75%), 6/23/30		6,375	6,340,467
INEOS Finance PLC, Term Loan, 6.315%, (1 mo. EURIBOR + 2.75%), 11/8/28	EUR	9,675	10,345,130
INEOS Quattro Holdings UK, Ltd.:
Term Loan, 6.315%, (1 mo. EURIBOR + 2.75%), 1/29/26	EUR	26,250	28,086,222
Term Loan, 7.565%, (1 mo. EURIBOR + 4.00%), 3/14/30	EUR	4,075	4,418,858
Term Loan, 9.169%, (SOFR + 3.75%), 3/14/30		6,125	6,067,578
INEOS Styrolution US Holding, LLC, Term Loan, 8.183%, (SOFR + 2.75%), 1/29/26		12,611	12,531,776
INEOS US Finance, LLC:
Term Loan, 7.565%, (1 mo. EURIBOR + 4.00%), 11/8/27	EUR	7,846	8,536,724
Term Loan, 7.919%, (SOFR + 2.50%), 11/8/28		6,785	6,681,142
Term Loan, 8.919%, (SOFR + 3.50%), 2/18/30		11,150	11,043,473
Term Loan, 9.169%, (SOFR + 3.75%), 11/8/27		3,431	3,402,447
Kraton Corporation, Term Loan, 8.766%, (SOFR + 3.25%), 3/15/29		6,147	6,154,871
Kraton Polymers Holdings B.V., Term Loan, 6.813%, (3 mo. EURIBOR + 3.25%), 3/15/29	EUR	4,650	4,969,946
Lonza Group AG:
Term Loan, 7.523%, (3 mo. EURIBOR + 3.93%), 7/3/28	EUR	9,600	9,056,038
Term Loan, 9.267%, (SOFR + 3.93%), 7/3/28		14,757	12,678,928
Messer Industries GmbH:
Term Loan, 6.098%, (3 mo. EURIBOR + 2.50%), 3/2/26	EUR	1,622	1,786,165
Borrower/Description	Principal Amount* (000's omitted)		Value
Chemicals (continued)
Messer Industries GmbH: (continued)
Term Loan, 8.004%, (SOFR + 2.50%), 3/2/26		4,395	$ 4,398,003
Momentive Performance Materials, Inc., Term Loan, 9.819%, (SOFR + 4.50%), 3/29/28		11,920	11,800,924
Olympus Water US Holding Corporation:
Term Loan, 9.254%, (SOFR + 3.75%), 11/9/28		4,450	4,273,679
Term Loan, 9.842%, (SOFR + 4.50%), 11/9/28		5,876	5,725,062
Orion Engineered Carbons GmbH:
Term Loan, 5.998%, (3 mo. EURIBOR + 2.40%), 9/24/28	EUR	1,250	1,360,632
Term Loan, 7.688%, (3 mo. USD LIBOR + 2.15%), 9/24/28		4,863	4,819,303
PQ Corporation, Term Loan, 7.969%, (SOFR + 2.50%), 6/9/28		25,268	25,193,353
Rohm Holding GmbH:
Term Loan, 10.881%, (1 mo. USD LIBOR + 5.00%), 7/31/26		14,320	13,514,897
Term Loan, 7/31/26(8)	EUR	1,000	1,021,986
SCUR-Alpha 1503 GmbH, Term Loan, 10.869%, (SOFR + 5.50%), 3/28/30		6,883	6,443,975
Spectrum Holdings III Corp., Term Loan, 8.831%, (3 mo. USD LIBOR + 3.25%), 1/31/25		5,487	5,475,011
Tronox Finance, LLC:
Term Loan, 7.683%, (SOFR + 2.25%), 3/10/28		12,836	12,638,798
Term Loan, 8.492%, (SOFR + 3.25%), 4/4/29		3,925	3,910,593
W.R. Grace & Co.-Conn., Term Loan, 9.313%, (3 mo. USD LIBOR + 3.75%), 9/22/28		13,002	13,001,502
			$ 331,393,278
Commercial Services & Supplies — 1.9%
Asplundh Tree Expert, LLC, Term Loan, 7.169%, (SOFR + 1.75%), 9/7/27		10,163	$ 10,165,349
Belfor Holdings, Inc.:
Term Loan, 9.433%, (SOFR + 4.00%), 4/6/26		2,267	2,271,635
Term Loan, 9.569%, (SOFR + 4.25%), 4/6/26		4,562	4,567,363
EnergySolutions, LLC, Term Loan, 9.288%, (3 mo. USD LIBOR + 3.75%), 5/9/25		17,247	17,189,867
Foundever, Term Loan, 7.32%, (1 mo. EURIBOR + 3.75%), 8/28/28	EUR	7,075	7,679,783
GFL Environmental, Inc., Term Loan, 8.469%, (SOFR + 3.00%), 5/31/27		4,322	4,334,023
Harsco Corporation, Term Loan, 7.683%, (SOFR + 2.25%), 3/10/28		1,304	1,297,016
LABL, Inc., Term Loan, 10.419%, (SOFR + 5.10%), 10/29/28		9,382	9,346,407
Monitronics International, Inc., Term Loan, 13.004%, (SOFR + 7.50%), 6/30/28		11,028	11,083,456

Senior Debt Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Commercial Services & Supplies (continued)
Phoenix Services International, LLC, Term Loan, 11.419%, (SOFR + 6.10%), 6/30/28		3,477	$ 3,265,300
Prime Security Services Borrower, LLC, Term Loan, 7.978%, (SOFR + 2.75%), 9/23/26		17,758	17,755,885
SITEL Worldwide Corporation, Term Loan, 9.183%, (SOFR + 3.75%), 8/28/28		13,443	13,332,324
Tempo Acquisition, LLC, Term Loan, 8.319%, (SOFR + 3.00%), 8/31/28		4,209	4,223,000
TMF Group Holding B.V., Term Loan, 10.168%, (SOFR + 5.00%), 5/3/28		5,175	5,183,083
TruGreen Limited Partnership, Term Loan, 9.419%, (SOFR + 4.00%), 11/2/27		2,357	2,200,459
			$ 113,894,950
Communications Equipment — 0.2%
CommScope, Inc., Term Loan, 8.683%, (SOFR + 3.25%), 4/6/26		4,496	$ 4,200,305
Digi International, Inc., Term Loan, 10.433%, (SOFR + 5.00%), 11/1/28		4,696	4,702,031
			$ 8,902,336
Construction Materials — 0.3%
Janus International Group, LLC, Term Loan, 7/25/30(8)		3,250	$ 3,250,000
Quikrete Holdings, Inc.:
Term Loan, 8.058%, (SOFR + 2.63%), 2/1/27		4,754	4,757,879
Term Loan, 8.433%, (SOFR + 3.00%), 3/18/29		11,331	11,359,784
			$ 19,367,663
Consumer Staples Distribution & Retail — 0.2%
Cardenas Markets, Inc., Term Loan, 12.092%, (SOFR + 6.75%), 8/1/29		5,386	$ 5,364,887
Peer Holding III B.V., Term Loan, 7.348%, (3 mo. EURIBOR + 3.75%), 9/29/28	EUR	7,550	8,306,416
			$ 13,671,303
Containers & Packaging — 1.9%
Berlin Packaging, LLC, Term Loan, 8.976%, (USD LIBOR + 3.75%), 3/11/28(9)		9,706	$ 9,650,925
Clydesdale Acquisition Holdings, Inc., Term Loan, 9.594%, (SOFR + 4.18%), 4/13/29		9,737	9,656,649
Kouti B.V.:
Term Loan, 6.908%, (3 mo. EURIBOR + 3.43%), 8/31/28	EUR	32,750	34,917,144
Term Loan, 7.875%, (1 week EURIBOR + 4.75%), 8/31/28	EUR	2,000	2,188,006
Borrower/Description	Principal Amount* (000's omitted)		Value
Containers & Packaging (continued)
Pregis TopCo Corporation:
Term Loan, 9.069%, (SOFR + 3.75%), 7/31/26		2,340	$ 2,336,043
Term Loan, 9.183%, (SOFR + 3.75%), 7/31/26		1,621	1,617,072
Pretium PKG Holdings, Inc.:
Term Loan, 9.526%, (SOFR + 4.00%), 10/2/28(9)		7,757	5,274,675
Term Loan - Second Lien, 12.272%, (SOFR + 6.75%), 10/1/29(9)		7,100	3,780,750
Proampac PG Borrower, LLC, Term Loan, 9.303%, (SOFR + 3.75%), 11/3/25		20,861	20,804,478
Trident TPI Holdings, Inc.:
Term Loan, 9.538%, (3 mo. USD LIBOR + 4.00%), 9/15/28		6,512	6,478,381
Term Loan, 9.742%, (SOFR + 4.50%), 9/15/28		17,788	17,780,502
			$ 114,484,625
Distributors — 0.4%
Autokiniton US Holdings, Inc., Term Loan, 9.933%, (SOFR + 4.50%), 4/6/28		22,346	$ 22,373,532
Phillips Feed Service, Inc., Term Loan, 12.405%, (SOFR + 7.00%), 11/13/24(4)		539	431,472
Winterfell Financing S.a.r.l., Term Loan, 8.312%, (3 mo. EURIBOR + 5.00%), 5/4/28	EUR	2,500	2,654,950
			$ 25,459,954
Diversified Consumer Services — 0.8%
Ascend Learning, LLC:
Term Loan, 8.919%, (SOFR + 3.50%), 12/11/28		12,503	$ 11,815,426
Term Loan - Second Lien, 11.169%, (SOFR + 5.75%), 12/10/29		5,243	4,543,338
FrontDoor, Inc., Term Loan, 7.683%, (SOFR + 2.25%), 6/17/28		956	945,945
KUEHG Corp., Term Loan, 10.242%, (SOFR + 5.00%), 6/12/30		18,250	18,181,562
Sotheby's, Term Loan, 10.07%, (SOFR + 4.50%), 1/15/27		10,449	10,235,525
			$ 45,721,796
Diversified Financial Services — 0.1%
Concorde Midco, Ltd., Term Loan, 7.892%, (6 mo. EURIBOR + 4.00%), 3/1/28	EUR	7,480	$ 8,070,058
			$ 8,070,058
Diversified Telecommunication Services — 1.5%
CenturyLink, Inc., Term Loan, 7.683%, (SOFR + 2.25%), 3/15/27		28,747	$ 20,194,597

Senior Debt Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Diversified Telecommunication Services (continued)
GEE Holdings 2, LLC:
Term Loan, 13.54%, (3 mo. USD LIBOR + 8.00%), 3/24/25		9,869	$ 9,671,465
Term Loan - Second Lien, 13.79%, (3 mo. USD LIBOR + 8.25%), 3/23/26		7,607	4,659,270
Telenet Financing USD, LLC, Term Loan, 7.336%, (SOFR + 2.00%), 4/30/28		18,600	18,069,119
UPC Financing Partnership, Term Loan, 8.261%, (1 mo. USD LIBOR + 2.93%), 1/31/29		9,750	9,503,813
Virgin Media Bristol, LLC, Term Loan, 7.836%, (SOFR + 2.50%), 1/31/28		17,643	17,206,246
Virgin Media SFA Finance Limited:
Term Loan, 5.946%, (1 mo. EURIBOR + 2.50%), 1/31/29	EUR	2,425	2,588,382
Term Loan, 8.213%, (SONIA + 3.25%), 1/15/27	GBP	5,825	7,210,750
			$ 89,103,642
Electronic Equipment, Instruments & Components — 1.2%
Creation Technologies, Inc., Term Loan, 11.012%, (SOFR + 5.50%), 10/5/28		14,457	$ 13,806,542
II-VI Incorporated, Term Loan, 8.183%, (SOFR + 2.75%), 7/2/29		1,478	1,479,579
Ingram Micro, Inc., Term Loan, 9.038%, (3 mo. USD LIBOR + 3.50%), 6/30/28		4,481	4,481,233
Minimax Viking GmbH, Term Loan, 6.315%, (1 mo. EURIBOR + 2.75%), 7/31/25	EUR	1,884	2,080,485
Mirion Technologies, Inc., Term Loan, 8.254%, (SOFR + 2.75%), 10/20/28		2,350	2,351,327
Robertshaw US Holding Corp.:
Term Loan, 13.342%, (SOFR + 8.00%), 8.342% cash, 5.00% PIK, 2/28/27		4,804	4,899,717
Term Loan - Second Lien, 12.342%, (SOFR + 7.00%), 2/28/27		20,546	17,977,760
TTM Technologies, Inc., Term Loan, 7.863%, (SOFR + 2.75%), 5/30/30		7,000	7,008,750
Verifone Systems, Inc., Term Loan, 9.476%, (3 mo. USD LIBOR + 4.00%), 8/20/25		20,461	19,370,759
			$ 73,456,152
Energy Equipment & Services — 0.5%
Ameriforge Group, Inc.:
Term Loan, 20.50%, (USD Prime + 12.00%), 15.50% cash, 5.00% PIK, 2/1/26(4)		17,489	$ 15,740,242
Term Loan, 20.50%, (USD Prime + 12.00%), 15.50% cash, 5.00% PIK, 2/1/26(4)(10)		2,224	2,001,844
Lealand Finance Company B.V.:
Letter of Credit, 4.29%, 6/28/24(10)		10,000	7,450,000
Borrower/Description	Principal Amount* (000's omitted)		Value
Energy Equipment & Services (continued)
Lealand Finance Company B.V.: (continued)
Term Loan, 9.319%, (SOFR + 4.00%), 6.319% cash, 3.00% PIK, 6/30/25		3,409	$ 2,011,030
			$ 27,203,116
Engineering & Construction — 1.2%
Aegion Corporation, Term Loan, 10.183%, (SOFR + 4.75%), 5/17/28		17,720	$ 17,476,632
American Residential Services, LLC, Term Loan, 9.004%, (SOFR + 3.50%), 10/15/27		8,467	8,424,777
APi Group DE, Inc.:
Term Loan, 7.933%, (SOFR + 2.50%), 10/1/26		11,043	11,071,476
Term Loan, 8.183%, (SOFR + 2.75%), 1/3/29		5,176	5,190,849
Centuri Group, Inc., Term Loan, 7.805%, (SOFR + 2.50%), 8/27/28		9,170	9,169,146
Northstar Group Services, Inc.:
Term Loan, 10.836%, (SOFR + 5.50%), 11/12/26		1,975	1,975,000
Term Loan, 10.933%, (SOFR + 5.50%), 11/12/26		13,051	13,058,706
USIC Holdings, Inc., Term Loan, 8.933%, (SOFR + 3.50%), 5/12/28		6,694	6,484,140
			$ 72,850,726
Entertainment — 1.6%
AMC Entertainment Holdings, Inc., Term Loan, 8.202%, (1 mo. USD LIBOR + 3.00%), 4/22/26		7,076	$ 5,540,306
City Football Group Limited, Term Loan, 8.406%, (SOFR + 3.00%), 7/21/28		12,031	11,888,553
Crown Finance US, Inc., DIP Loan, 15.348%, (SOFR + 10.00%), 9/7/23		11,341	11,475,513
Formula One Holdings Limited, Term Loan, 8.319%, (SOFR + 3.00%), 1/15/30		2,500	2,505,580
Playtika Holding Corp., Term Loan, 8.183%, (SOFR + 2.75%), 3/13/28		29,837	29,772,768
Renaissance Holding Corp.:
Term Loan, 9.992%, (SOFR + 4.75%), 4/5/30		14,357	14,312,152
Term Loan - Second Lien, 12.419%, (SOFR + 7.00%), 5/29/26		3,175	3,156,744
UFC Holdings, LLC, Term Loan, 8.369%, (SOFR + 2.75%), 4/29/26		14,742	14,741,785
Vue International Bidco PLC:
Term Loan, 11.086%, (6 mo. EURIBOR + 8.00%), 6/30/27	EUR	384	393,155
Term Loan, 11.359%, (6 mo. EURIBOR + 8.00%), 4.859% cash, 6.50% PIK, 12/31/27	EUR	2,596	1,515,280
			$ 95,301,836

Senior Debt Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Equity Real Estate Investment Trusts (REITs) — 0.2%
Iron Mountain, Inc., Term Loan, 7.183%, (1 mo. USD LIBOR + 1.75%), 1/2/26		8,978	$ 8,962,597
			$ 8,962,597
Financial Services — 0.3%
Ditech Holding Corporation, Term Loan, 0.00%, 6/30/24(11)		15,063	$ 1,656,959
Walker & Dunlop, Inc., Term Loan, 7.669%, (SOFR + 2.25%), 12/16/28		14,012	13,915,295
			$ 15,572,254
Food Products — 1.5%
8th Avenue Food & Provisions, Inc., Term Loan, 10.183%, (SOFR + 4.75%), 10/1/25		7,271	$ 6,803,974
Badger Buyer Corp., Term Loan, 8.933%, (SOFR + 3.50%), 9/30/24		9,518	7,281,197
CHG PPC Parent, LLC, Term Loan, 8.433%, (SOFR + 3.00%), 12/8/28		6,246	6,183,274
Del Monte Foods, Inc., Term Loan, 9.655%, (SOFR + 4.25%), 5/16/29		6,575	6,387,094
Froneri International, Ltd.:
Term Loan, 6.097%, (6 mo. EURIBOR + 2.13%), 1/29/27	EUR	1,500	1,626,059
Term Loan, 7.669%, (SOFR + 2.25%), 1/29/27		8,729	8,708,490
Monogram Food Solutions, LLC, Term Loan, 9.433%, (SOFR + 4.00%), 8/28/28		1,774	1,738,605
Nomad Foods Europe Midco Limited, Term Loan, 8.561%, (SOFR + 3.75%), 11/12/29		14,317	14,352,790
Sovos Brands Intermediate, Inc., Term Loan, 9.131%, (SOFR + 3.50%), 6/8/28		9,191	9,191,226
United Petfood Group B.V., Term Loan, 6.466%, (3 mo. EURIBOR + 2.75%), 4/23/28	EUR	9,025	9,724,531
Valeo F1 Company Limited (Ireland):
Term Loan, 7.239%, (6 mo. EURIBOR + 4.00%), 9/29/28	EUR	9,450	8,795,371
Term Loan, 8.927%, (SONIA + 5.00%), 6/28/28	GBP	5,500	5,572,624
			$ 86,365,235
Gas Utilities — 0.4%
CQP Holdco, L.P., Term Loan, 8.919%, (SOFR + 3.50%), 6/5/28		24,518	$ 24,548,711
			$ 24,548,711
Health Care Equipment & Supplies — 1.5%
Artivion, Inc., Term Loan, 9.004%, (SOFR + 3.50%), 6/1/27		6,523	$ 6,294,933
Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Equipment & Supplies (continued)
Bayou Intermediate II, LLC, Term Loan, 9.689%, (SOFR + 4.50%), 8/2/28		9,116	$ 8,774,127
Gloves Buyer, Inc., Term Loan, 9.433%, (SOFR + 4.00%), 12/29/27		18,307	17,506,461
ICU Medical, Inc., Term Loan, 7.892%, (SOFR + 2.50%), 1/8/29		7,999	8,013,748
Journey Personal Care Corp., Term Loan, 9.981%, (6 mo. USD LIBOR + 4.25%), 3/1/28		30,725	27,211,215
Medline Borrower, L.P.:
Term Loan, 7.065%, (1 mo. EURIBOR + 3.50%), 10/23/28	EUR	1,000	1,092,628
Term Loan, 8.683%, (SOFR + 3.25%), 10/23/28		19,275	19,106,780
			$ 87,999,892
Health Care Providers & Services — 5.9%
AEA International Holdings (Lux) S.a.r.l., Term Loan, 9.254%, (SOFR + 3.75%), 9/7/28		14,898	$ 14,897,816
BW NHHC Holdco, Inc., Term Loan - Second Lien, 13.24%, (SOFR + 8.00%), 10.99% cash, 2.25% PIK, 1/15/26		14,795	11,244,250
Cano Health, LLC, Term Loan, 9.419%, (SOFR + 4.00%), 11/23/27		7,628	6,503,032
CCRR Parent, Inc., Term Loan, 9.183%, (SOFR + 3.75%), 3/6/28		5,249	5,176,404
Cerba Healthcare S.A.S.:
Term Loan, 7.265%, (1 mo. EURIBOR + 3.70%), 6/30/28	EUR	20,800	22,231,157
Term Loan, 7.565%, (1 mo. EURIBOR + 4.00%), 2/15/29	EUR	8,600	9,228,766
CHG Healthcare Services, Inc., Term Loan, 8.683%, (SOFR + 3.25%), 9/29/28		7,883	7,874,507
Covis Finco S.a.r.l.:
Term Loan, 9.739%, (SOFR + 4.50%), 2/18/27		4,380	4,205,093
Term Loan, 11.55%, (SOFR + 6.50%), 2/18/27		10,342	7,446,242
Dedalus Finance GmbH, Term Loan, 7.712%, (6 mo. EURIBOR + 3.75%), 7/17/27	EUR	14,150	14,142,159
Elsan S.A.S., Term Loan, 6.872%, (3 mo. EURIBOR + 3.35%), 6/16/28	EUR	4,150	4,496,112
Ensemble RCM, LLC, Term Loan, 9.219%, (SOFR + 3.75%), 8/3/26		8,423	8,425,351
Envision Healthcare Corporation:
Term Loan, 0.00%, 3/31/27(11)		6,718	7,641,896
Term Loan - Second Lien, 0.00%, 3/31/27(11)		47,025	11,521,209
IVC Acquisition, Ltd., Term Loan, 7.687%, (6 mo. EURIBOR + 4.00%), 2/13/26	EUR	20,825	22,885,166
Medical Solutions Holdings, Inc.:
Term Loan, 8.614%, (SOFR + 3.25%), 11/1/28		15,212	14,614,637

Senior Debt Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
Medical Solutions Holdings, Inc.: (continued)
Term Loan - Second Lien, 12.364%, (SOFR + 7.00%), 11/1/29		9,500	$ 8,502,500
Mehilainen Yhtiot Oy, Term Loan, 7.123%, (3 mo. EURIBOR + 3.53%), 8/8/25	EUR	6,475	7,128,164
Midwest Physician Administrative Services, LLC, Term Loan, 8.788%, (3 mo. USD LIBOR + 3.25%), 3/12/28		10,056	9,004,056
National Mentor Holdings, Inc.:
Term Loan, 9.092%, (SOFR + 3.75%), 3/2/28		438	349,270
Term Loan, 9.153%, (SOFR + 3.75%), 3/2/28(9)		15,775	12,588,569
Term Loan - Second Lien, 12.592%, (SOFR + 7.25%), 3/2/29		6,475	3,269,875
Phoenix Guarantor, Inc.:
Term Loan, 8.683%, (SOFR + 3.25%), 3/5/26		24,116	23,987,933
Term Loan, 8.933%, (SOFR + 3.50%), 3/5/26		4,445	4,421,655
Radiology Partners, Inc., Term Loan, 9.601%, (SOFR + 4.25%), 7/9/25		21,715	16,008,319
Ramsay Generale de Sante S.A., Term Loan, 6.648%, (3 mo. EURIBOR + 2.95%), 4/22/27	EUR	7,400	8,138,337
Select Medical Corporation, Term Loan, 8.319%, (SOFR + 3.00%), 3/6/27		56,458	56,457,903
Sound Inpatient Physicians, Term Loan, 8.631%, (SOFR + 3.00%), 6/27/25		2,573	1,440,600
Synlab Bondco PLC, Term Loan, 6.392%, (6 mo. EURIBOR + 2.50%), 7/1/27	EUR	2,600	2,854,362
TTF Holdings, LLC, Term Loan, 9.433%, (SOFR + 4.00%), 3/31/28		5,644	5,658,433
U.S. Anesthesia Partners, Inc., Term Loan, 9.478%, (SOFR + 4.25%), 10/1/28		16,343	15,400,346
			$ 347,744,119
Health Care Technology — 1.7%
Certara, L.P., Term Loan, 8.976%, (1 mo. USD LIBOR + 3.50%), 8/15/26		9,307	$ 9,329,903
eResearchTechnology, Inc., Term Loan, 9.933%, (SOFR + 4.50%), 2/4/27		9,587	9,321,571
Imprivata, Inc.:
Term Loan, 9.183%, (SOFR + 3.75%), 12/1/27		15,235	15,056,925
Term Loan, 9.569%, (SOFR + 4.25%), 12/1/27		3,589	3,564,975
MedAssets Software Intermediate Holdings, Inc.:
Term Loan, 9.433%, (SOFR + 4.00%), 12/18/28		17,578	14,677,212
Term Loan - Second Lien, 12.569%, (SOFR + 6.75%), 12/17/29		9,625	6,617,188
Navicure, Inc., Term Loan, 9.433%, (SOFR + 4.11%), 10/22/26		10,054	10,066,112
PointClickCare Technologies, Inc., Term Loan, 8.76%, (SOFR + 3.00%), 12/29/27		4,299	4,299,005
Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Technology (continued)
Symplr Software, Inc., Term Loan, 9.969%, (SOFR + 4.50%), 12/22/27		9,369	$ 8,478,918
Verscend Holding Corp., Term Loan, 9.433%, (SOFR + 4.00%), 8/27/25		21,417	21,433,966
			$ 102,845,775
Hotels, Restaurants & Leisure — 4.6%
1011778 B.C. Unlimited Liability Company, Term Loan, 7.183%, (1 mo. USD LIBOR + 1.75%), 11/19/26		24,015	$ 23,902,765
Bally's Corporation, Term Loan, 9.099%, (SOFR + 3.25%), 10/2/28		7,677	7,580,958
Carnival Corporation:
Term Loan, 7.315%, (1 mo. EURIBOR + 3.75%), 6/30/25	EUR	9,571	10,550,890
Term Loan, 8.433%, (SOFR + 3.00%), 6/30/25		4,080	4,082,393
Term Loan, 8.683%, (SOFR + 3.25%), 10/18/28		40,090	40,039,388
ClubCorp Holdings, Inc., Term Loan, 8.288%, (3 mo. USD LIBOR + 2.75%), 9/18/24		23,449	22,942,529
Fertitta Entertainment, LLC, Term Loan, 9.319%, (SOFR + 4.00%), 1/27/29		29,702	29,439,384
GVC Holdings (Gibraltar) Limited, Term Loan, 7.348%, (3 mo. EURIBOR + 3.75%), 6/30/28	EUR	21,325	23,442,649
Hilton Grand Vacations Borrower, LLC, Term Loan, 8.433%, (SOFR + 3.00%), 8/2/28		4,936	4,941,227
Ontario Gaming GTA L.P., Term Loan, 8/1/30(8)		12,025	12,037,530
Oravel Stays Singapore Pte., Ltd., Term Loan, 13.79%, (3 mo. USD LIBOR + 8.25%), 6/23/26		5,929	5,098,940
Playa Resorts Holding B.V., Term Loan, 9.472%, (SOFR + 4.25%), 1/5/29		20,919	20,910,711
Scientific Games Holdings, L.P., Term Loan, 7.587%, (3 mo. EURIBOR + 4.00%), 4/4/29	EUR	1,000	1,071,738
Scientific Games International, Inc., Term Loan, 8.302%, (SOFR + 3.00%), 4/14/29		7,905	7,903,660
SeaWorld Parks & Entertainment, Inc., Term Loan, 8.433%, (SOFR + 3.00%), 8/25/28		13,329	13,347,897
Stars Group Holdings B.V. (The):
Term Loan, 6.098%, (3 mo. EURIBOR + 2.50%), 7/21/26	EUR	12,305	13,516,226
Term Loan, 7.754%, (SOFR + 2.25%), 7/21/26		32,913	32,931,998
			$ 273,740,883
Household Durables — 1.3%
ACProducts, Inc., Term Loan, 9.754%, (SOFR + 4.25%), 5/17/28		20,429	$ 17,594,545
Libbey Glass, Inc., Term Loan, 13.779%, (SOFR + 8.50%), 9.029% cash, 4.75% PIK, 11/22/27		19,718	18,390,894

Senior Debt Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Household Durables (continued)
Serta Simmons Bedding, LLC, Term Loan, 12.739%, (SOFR + 7.50%), 6/29/28		20,679	$ 20,782,004
Solis IV B.V., Term Loan, 8.666%, (SOFR + 3.50%), 2/26/29		18,013	17,206,717
			$ 73,974,160
Household Products — 0.6%
Energizer Holdings, Inc., Term Loan, 7.656%, (SOFR + 2.25%), 12/22/27		7,606	$ 7,612,941
Kronos Acquisition Holdings, Inc.:
Term Loan, 9.254%, (3 mo. USD LIBOR + 3.75%), 12/22/26		9,832	9,660,071
Term Loan, 11.375%, (SOFR + 6.00%), 12/22/26		5,664	5,607,113
Nobel Bidco B.V., Term Loan, 7.27%, (6 mo. EURIBOR + 3.50%), 9/1/28	EUR	9,050	9,289,707
			$ 32,169,832
Independent Power and Renewable Electricity Producers — 0.3%
Calpine Construction Finance Company, L.P., Term Loan, 7.433%, (SOFR + 2.00%), 1/15/25		10,519	$ 10,459,690
Calpine Corporation:
Term Loan, 7.433%, (SOFR + 2.00%), 4/5/26		3,182	3,183,319
Term Loan, 7.933%, (SOFR + 2.50%), 12/16/27		5,144	5,145,593
			$ 18,788,602
Industrial Conglomerates — 0.5%
Ammeraal Beltech Holding B.V., Term Loan, 12/29/28(8)	EUR	10,775	$ 11,645,716
Rain Carbon GmbH, Term Loan, 6.712%, (6 mo. EURIBOR + 2.75%), 1/16/25	EUR	15,875	17,399,789
			$ 29,045,505
Insurance — 1.7%
Alliant Holdings Intermediate, LLC:
Term Loan, 8.722%, (SOFR + 3.50%), 11/5/27		2,880	$ 2,877,400
Term Loan, 8.92%, (1 mo. USD LIBOR + 3.50%), 11/6/27		14,003	13,988,463
AmWINS Group, Inc.:
Term Loan, 7.683%, (SOFR + 2.25%), 2/19/28		11,331	11,299,990
Term Loan, 8.183%, (SOFR + 2.75%), 2/19/28		8,458	8,456,747
AssuredPartners, Inc., Term Loan, 8.819%, (SOFR + 3.50%), 2/12/27		5,308	5,283,933
Financiere CEP S.A.S., Term Loan, 7.348%, (3 mo. EURIBOR + 3.75%), 6/18/27	EUR	5,242	5,753,164
HUB International Limited, Term Loan, 9.584%, (SOFR + 4.25%), 6/20/30		17,758	17,850,858
Borrower/Description	Principal Amount* (000's omitted)		Value
Insurance (continued)
NFP Corp., Term Loan, 8.683%, (SOFR + 3.25%), 2/15/27		27,702	$ 27,236,798
Ryan Specialty Group, LLC, Term Loan, 8.419%, (SOFR + 3.00%), 9/1/27		9,840	9,848,233
			$ 102,595,586
Interactive Media & Services — 0.8%
Adevinta ASA:
Term Loan, 6.348%, (3 mo. EURIBOR + 2.75%), 6/26/28	EUR	7,020	$ 7,739,168
Term Loan, 8.288%, (3 mo. USD LIBOR + 2.75%), 6/26/28		4,768	4,778,335
Buzz Finco, LLC:
Term Loan, 8.169%, (SOFR + 2.75%), 1/29/27		2,741	2,739,232
Term Loan, 8.669%, (SOFR + 3.25%), 1/29/27		549	549,527
Foundational Education Group, Inc., Term Loan, 9.881%, (SOFR + 4.25%), 8/31/28		3,567	3,281,744
Getty Images, Inc.:
Term Loan, 8.625%, (3 mo. EURIBOR + 5.00%), 2/19/26	EUR	2,224	2,442,720
Term Loan, 9.844%, (SOFR + 4.50%), 2/19/26(9)		15,608	15,642,061
Match Group, Inc., Term Loan, 7.264%, (3 mo. USD LIBOR + 1.75%), 2/13/27		7,625	7,615,469
			$ 44,788,256
IT Services — 5.8%
Asurion, LLC:
Term Loan, 8.788%, (3 mo. USD LIBOR + 3.25%), 12/23/26		5,421	$ 5,289,346
Term Loan, 8.788%, (3 mo. USD LIBOR + 3.25%), 7/31/27		11,486	11,007,054
Term Loan, 9.419%, (SOFR + 4.00%), 8/19/28		21,598	20,744,511
Term Loan, 9.669%, (SOFR + 4.25%), 8/19/28		7,356	7,073,259
Term Loan - Second Lien, 10.683%, (SOFR + 5.25%), 1/31/28		18,610	16,617,185
Term Loan - Second Lien, 10.683%, (SOFR + 5.25%), 1/20/29		4,375	3,842,186
Cyxtera DC Holdings, Inc.:
DIP Loan, 13.76%, (SOFR + 8.50%), 12/7/23		16,334	16,333,992
Term Loan, 8.326%, (SOFR + 3.00%), 5/1/24		45,767	24,923,830
Term Loan, 9.613%, (3 mo. USD LIBOR + 4.00%), 5/1/24		13,280	7,503,031
Endure Digital, Inc., Term Loan, 8.369%, (3 mo. USD LIBOR + 3.50%), 2/10/28		33,831	32,022,912
Gainwell Acquisition Corp., Term Loan, 9.342%, (SOFR + 4.00%), 10/1/27		62,427	61,627,405

Senior Debt Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
IT Services (continued)
Go Daddy Operating Company, LLC:
Term Loan, 7.433%, (SOFR + 2.00%), 8/10/27		9,821	$ 9,823,479
Term Loan, 7.819%, (SOFR + 2.50%), 11/9/29		52,601	52,743,787
Informatica, LLC, Term Loan, 8.183%, (SOFR + 2.75%), 10/27/28		34,414	34,290,690
NAB Holdings, LLC, Term Loan, 8.392%, (SOFR + 3.00%), 11/23/28		13,832	13,813,871
Rackspace Technology Global, Inc., Term Loan, 8.029%, (SOFR + 2.75%), 2/15/28		13,520	6,021,908
team.blue Finco S.a.r.l., Term Loan, 6.798%, (3 mo. EURIBOR + 3.20%), 3/30/28	EUR	12,375	13,300,175
WEX, Inc., Term Loan, 7.683%, (SOFR + 2.25%), 3/31/28		4,350	4,355,856
			$ 341,334,477
Leisure Products — 0.8%
Accell Group N.V., Term Loan, 8.653%, (3 mo. EURIBOR + 4.90%), 6/14/29	EUR	3,500	$ 3,379,588
Amer Sports Oyj, Term Loan, 7.648%, (6 mo. EURIBOR + 4.00%), 3/30/26	EUR	20,475	22,451,307
Fender Musical Instruments Corporation, Term Loan, 9.355%, (SOFR + 4.00%), 12/1/28		4,279	4,139,577
Hayward Industries, Inc., Term Loan, 8.183%, (SOFR + 2.75%), 5/30/28		12,312	12,102,657
SRAM, LLC, Term Loan, 8.183%, (SOFR + 2.75%), 5/18/28		2,074	2,069,544
			$ 44,142,673
Life Sciences Tools & Services — 2.7%
Avantor Funding, Inc.:
Term Loan, 6.065%, (1 mo. EURIBOR + 2.50%), 6/12/28	EUR	21,364	$ 23,519,089
Term Loan, 7.669%, (SOFR + 2.25%), 11/8/27		7,058	7,068,046
Cambrex Corporation, Term Loan, 8.919%, (SOFR + 3.50%), 12/4/26		5,939	5,930,010
Catalent Pharma Solutions, Inc., Term Loan, 7.406%, (SOFR + 2.00%), 2/22/28		784	772,101
Curia Global, Inc., Term Loan, 9.169%, (SOFR + 3.75%), 8/30/26(9)		19,468	16,998,113
ICON Luxembourg S.a.r.l., Term Loan, 7.754%, (SOFR + 2.25%), 7/3/28		57,612	57,684,291
IQVIA, Inc., Term Loan, 7.288%, (1 mo. USD LIBOR + 1.75%), 1/17/25		13,620	13,639,748
LGC Group Holdings, Ltd., Term Loan, 6.315%, (1 mo. EURIBOR + 2.75%), 4/21/27	EUR	4,025	4,253,081
Loire Finco Luxembourg S.a.r.l., Term Loan, 8.419%, (SOFR + 3.00%), 4/21/27		3,493	3,430,154
Borrower/Description	Principal Amount* (000's omitted)		Value
Life Sciences Tools & Services (continued)
PRA Health Sciences, Inc., Term Loan, 7.754%, (SOFR + 2.25%), 7/3/28		14,354	$ 14,372,307
Sotera Health Holdings, LLC, Term Loan, 8.183%, (SOFR + 2.75%), 12/11/26		11,625	11,532,360
			$ 159,199,300
Machinery — 5.8%
AI Aqua Merger Sub, Inc., Term Loan, 8.944%, (SOFR + 3.75%), 7/31/28		19,660	$ 19,426,651
Albion Financing 3 S.a.r.l.:
Term Loan, 10.596%, (SOFR + 5.25%), 8/17/26		20,045	20,019,694
Term Loan, 10.651%, (SOFR + 5.50%), 8/17/26		4,264	4,266,978
Ali Group North America Corporation, Term Loan, 7.433%, (SOFR + 2.00%), 7/30/29		16,913	16,955,394
American Trailer World Corp., Term Loan, 9.169%, (SOFR + 3.75%), 3/3/28		16,117	15,073,976
Apex Tool Group, LLC, Term Loan, 10.605%, (SOFR + 5.25%), 2/8/29		23,576	22,058,353
Clark Equipment Company, Term Loan, 7.842%, (SOFR + 2.50%), 4/20/29		14,121	14,158,318
Conair Holdings, LLC, Term Loan, 9.288%, (3 mo. USD LIBOR + 3.75%), 5/17/28		26,110	24,895,825
Delachaux Group S.A., Term Loan, 9.869%, (SOFR + 4.50%), 4/16/26		4,130	4,074,935
EMRLD Borrower, L.P., Term Loan, 8.264%, (SOFR + 3.00%), 5/31/30		14,790	14,814,638
Engineered Machinery Holdings, Inc.:
Term Loan, 7.348%, (3 mo. EURIBOR + 3.75%), 5/21/28	EUR	11,913	12,938,502
Term Loan, 9.038%, (3 mo. USD LIBOR + 3.50%), 5/19/28		22,640	22,547,425
Term Loan - Second Lien, 11.538%, (3 mo. USD LIBOR + 6.00%), 5/21/29		2,000	1,910,000
Filtration Group Corporation, Term Loan, 8.933%, (SOFR + 3.50%), 10/21/28		3,226	3,224,515
Gates Global, LLC, Term Loan, 7.919%, (SOFR + 2.50%), 3/31/27		18,421	18,406,422
Icebox Holdco III, Inc., Term Loan, 9.254%, (SOFR + 3.75%), 12/22/28		12,653	12,465,062
INNIO Group Holding GmbH, Term Loan, 6.339%, (6 mo. EURIBOR + 3.00%), 10/31/25	EUR	6,125	6,710,236
Madison IAQ, LLC, Term Loan, 8.302%, (6 mo. USD LIBOR + 3.25%), 6/21/28		23,084	22,681,870
Pro Mach Group, Inc., Term Loan, 9.433%, (SOFR + 4.00%), 8/31/28		4,785	4,796,121
Roper Industrial Products Investment Company, LLC:
Term Loan, 8.598%, (3 mo. EURIBOR + 5.25%), 11/22/29	EUR	998	1,088,184

Senior Debt Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Machinery (continued)
Roper Industrial Products Investment Company, LLC: (continued)
Term Loan, 9.742%, (SOFR + 4.50%), 11/22/29		5,037	$ 5,041,873
SPX Flow, Inc., Term Loan, 9.919%, (SOFR + 4.50%), 4/5/29		19,620	19,459,832
Titan Acquisition Limited, Term Loan, 8.731%, (3 mo. USD LIBOR + 3.00%), 3/28/25		29,960	29,392,424
TK Elevator Topco GmbH, Term Loan, 7.597%, (6 mo. EURIBOR + 3.63%), 7/30/27	EUR	12,100	13,173,682
Vertical US Newco, Inc., Term Loan, 9.381%, (SOFR + 3.50%), 7/30/27		6	6,173
Zephyr German BidCo GmbH, Term Loan, 7.462%, (3 mo. EURIBOR + 3.85%), 3/10/28	EUR	13,675	14,384,127
			$ 343,971,210
Media — 2.3%
Charter Communications Operating, LLC, Term Loan, 7.116%, (SOFR + 1.75%), 2/1/27(9)		8,880	$ 8,830,126
CSC Holdings, LLC:
Term Loan, 7.586%, (1 mo. USD LIBOR + 2.25%), 7/17/25		34,811	33,339,969
Term Loan, 7.586%, (1 mo. USD LIBOR + 2.25%), 1/15/26		5,606	5,309,712
Hubbard Radio, LLC, Term Loan, 9.69%, (1 mo. USD LIBOR + 4.25%), 3/28/25		7,736	7,323,818
iHeartCommunications, Inc.:
Term Loan, 8.433%, (SOFR + 3.00%), 5/1/26		1,127	1,019,967
Term Loan, 8.555%, (SOFR + 3.25%), 5/1/26		3,165	2,869,765
Mission Broadcasting, Inc., Term Loan, 7.728%, (SOFR + 2.50%), 6/2/28		4,018	4,020,093
Nexstar Broadcasting, Inc., Term Loan, 7.933%, (SOFR + 2.50%), 9/18/26		1,167	1,168,542
Recorded Books, Inc., Term Loan, 9.319%, (SOFR + 4.00%), 8/29/25		19,758	19,791,618
Sinclair Television Group, Inc.:
Term Loan, 7.933%, (SOFR + 2.50%), 9/30/26		5,319	4,763,314
Term Loan, 8.433%, (SOFR + 3.00%), 4/1/28		25,251	20,181,661
Univision Communications, Inc.:
Term Loan, 8.183%, (1 mo. USD LIBOR + 2.75%), 3/15/24		3,399	3,407,043
Term Loan, 8.683%, (SOFR + 3.25%), 3/15/26		23,253	23,169,352
			$ 135,194,980
Metals/Mining — 1.2%
American Consolidated Natural Resources, Inc., Term Loan, 20.25%, (USD Prime + 9.00%), 17.250% cash, 3.00% PIK, 9/16/25		361	$ 362,405
Arsenal AIC Parent, LLC, Term Loan, 7/26/30(8)		9,975	9,977,075
Borrower/Description	Principal Amount* (000's omitted)		Value
Metals/Mining (continued)
Dynacast International, LLC:
Term Loan, 9.825%, (SOFR + 4.50%), 7/22/25		16,409	$ 15,454,856
Term Loan, 14.325%, (SOFR + 9.00%), 10/22/25		2,933	2,273,343
PMHC II, Inc., Term Loan, 9.699%, (SOFR + 4.25%), 4/23/29		12,102	11,239,982
WireCo WorldGroup, Inc., Term Loan, 9.586%, (SOFR + 4.25%), 11/13/28		6,744	6,745,380
Zekelman Industries, Inc., Term Loan, 7.378%, (SOFR + 2.00%), 1/24/27		26,865	26,789,343
			$ 72,842,384
Oil, Gas & Consumable Fuels — 1.2%
Freeport LNG Investments, LLP, Term Loan, 9.088%, (SOFR + 3.50%), 12/21/28		9,303	$ 9,210,008
GIP II Blue Holding, L.P., Term Loan, 9.933%, (SOFR + 4.50%), 9/29/28		17,972	18,052,398
Matador Bidco S.a.r.l., Term Loan, 9.919%, (SOFR + 4.50%), 10/15/26		30,332	30,533,142
Oxbow Carbon, LLC, Term Loan, 9.38%, (SOFR + 4.00%), 5/10/30(9)		7,525	7,520,297
QuarterNorth Energy Holding, Inc., Term Loan - Second Lien, 13.433%, (SOFR + 8.00%), 8/27/26		7,607	7,597,854
			$ 72,913,699
Personal Products — 0.2%
HLF Financing S.a.r.l., Term Loan, 7.933%, (SOFR + 2.50%), 8/18/25		13,834	$ 13,691,081
			$ 13,691,081
Pharmaceuticals — 2.2%
Aenova Holding GmbH, Term Loan, 8.205%, (3 mo. EURIBOR + 4.50%), 3/6/26	EUR	4,075	$ 4,425,578
AI Sirona (Luxembourg) Acquisition S.a.r.l., Term Loan, 6.815%, (1 mo. EURIBOR + 3.25%), 9/29/25	EUR	12,550	13,827,473
Amneal Pharmaceuticals, LLC, Term Loan, 8.933%, (SOFR + 3.50%), 5/4/25		1,770	1,687,502
Bausch Health Companies, Inc., Term Loan, 10.605%, (SOFR + 5.25%), 2/1/27		18,678	15,316,256
Elanco Animal Health Incorporated, Term Loan, 6.963%, (SOFR + 1.75%), 8/1/27		7,982	7,877,364
Horizon Therapeutics USA, Inc.:
Term Loan, 7.156%, (SOFR + 1.75%), 3/15/28		8,502	8,498,472
Term Loan, 7.406%, (SOFR + 2.00%), 5/22/26		13,469	13,485,853
Jazz Financing Lux S.a.r.l., Term Loan, 8.933%, (SOFR + 3.50%), 5/5/28		8,341	8,341,164

Senior Debt Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Pharmaceuticals (continued)
Mallinckrodt International Finance S.A.:
Term Loan, 10.619%, (SOFR + 5.25%), 9/30/27		38,268	$ 29,195,094
Term Loan, 10.869%, (SOFR + 5.50%), 9/30/27		12,161	9,229,815
PharmaZell GmbH, Term Loan, 7.348%, (3 mo. EURIBOR + 3.75%), 5/12/27	EUR	1,950	2,072,737
Recipharm AB, Term Loan, 6.558%, (3 mo. EURIBOR + 3.20%), 2/17/28	EUR	15,275	16,240,638
			$ 130,197,946
Professional Services — 2.5%
APFS Staffing Holdings, Inc., Term Loan, 9.319%, (SOFR + 4.00%), 12/29/28		3,950	$ 3,861,125
Apleona Holding GmbH, Term Loan, 6.714%, (3 mo. EURIBOR + 3.00%), 4/28/28	EUR	10,525	11,387,803
CoreLogic, Inc., Term Loan, 8.933%, (SOFR + 3.50%), 6/2/28		17,378	16,056,586
Corporation Service Company, Term Loan, 8.669%, (SOFR + 3.25%), 11/2/29		5,539	5,552,848
Deerfield Dakota Holding, LLC, Term Loan, 8.992%, (SOFR + 3.75%), 4/9/27		10,756	10,382,609
EAB Global, Inc., Term Loan, 8.872%, (SOFR + 3.50%), 8/16/28		15,735	15,635,392
Employbridge Holding Company, Term Loan, 10.259%, (SOFR + 4.75%), 7/19/28(9)		23,862	19,405,096
First Advantage Holdings, LLC, Term Loan, 8.183%, (SOFR + 2.75%), 1/31/27		3,606	3,608,533
Neptune Bidco U.S., Inc., Term Loan, 10.399%, (SOFR + 5.00%), 4/11/29		9,152	8,122,455
Rockwood Service Corporation, Term Loan, 9.433%, (SOFR + 4.00%), 1/23/27		6,256	6,279,927
Trans Union, LLC:
Term Loan, 7.169%, (SOFR + 1.75%), 11/16/26		2,478	2,473,251
Term Loan, 7.683%, (SOFR + 2.25%), 12/1/28		40,892	40,906,158
Vaco Holdings, LLC, Term Loan, 10.587%, (SOFR + 5.00%), 1/21/29		3,940	3,762,700
			$ 147,434,483
Real Estate Management & Development — 0.7%
Cushman & Wakefield U.S. Borrower, LLC:
Term Loan, 8.183%, (SOFR + 2.75%), 8/21/25		15,481	$ 15,470,853
Term Loan, 8.669%, (SOFR + 3.25%), 1/31/30		10,661	10,340,795
RE/MAX International, Inc., Term Loan, 7.933%, (SOFR + 2.50%), 7/21/28		17,934	17,541,694
			$ 43,353,342
Borrower/Description	Principal Amount* (000's omitted)	Value
Road & Rail — 2.6%
Avis Budget Car Rental, LLC:
Term Loan, 7.183%, (SOFR + 1.75%), 8/6/27	33,858	$ 33,755,108
Term Loan, 8.919%, (SOFR + 3.50%), 3/16/29	4,115	4,121,656
Grab Holdings, Inc., Term Loan, 9.933%, (SOFR + 4.50%), 1/29/26	17,366	17,390,073
Hertz Corporation (The):
Term Loan, 8.683%, (SOFR + 3.25%), 6/30/28	16,534	16,559,239
Term Loan, 8.683%, (SOFR + 3.25%), 6/30/28	3,180	3,184,469
Kenan Advantage Group, Inc., Term Loan, 9.477%, (SOFR + 3.75%), 3/24/26	16,863	16,880,315
Uber Technologies, Inc., Term Loan, 8.018%, (SOFR + 2.75%), 3/3/30	64,077	64,212,286
		$ 156,103,146
Semiconductors & Semiconductor Equipment — 1.3%
Altar Bidco, Inc.:
Term Loan, 8.142%, (SOFR + 3.10%), 2/1/29(9)	20,864	$ 20,742,394
Term Loan - Second Lien, 10.512%, (SOFR + 5.60%), 2/1/30	7,300	6,746,419
Bright Bidco B.V., Term Loan, 14.366%, (SOFR + 9.00%), 6.366% cash, 8.00% PIK, 10/31/27	4,287	2,272,012
Entegris, Inc., Term Loan, 8.014%, (SOFR + 2.75%), 7/6/29(9)	2,384	2,389,911
MACOM Technology Solutions Holdings, Inc., Term Loan, 7.683%, (1 mo. USD LIBOR + 2.25%), 5/17/24	1,630	1,629,616
MaxLinear, Inc., Term Loan, 7.683%, (SOFR + 2.25%), 6/23/28	3,250	3,241,875
MKS Instruments, Inc., Term Loan, 8.155%, (SOFR + 2.75%), 8/17/29	33,426	33,439,213
Synaptics Incorporated, Term Loan, 7.742%, (SOFR + 2.25%), 12/2/28	3,181	3,160,902
Ultra Clean Holdings, Inc., Term Loan, 9.183%, (SOFR + 3.75%), 8/27/25	2,871	2,879,963
		$ 76,502,305
Software — 18.7%
Applied Systems, Inc., Term Loan, 9.742%, (SOFR + 4.50%), 9/18/26	67,952	$ 68,181,105
Aptean, Inc.:
Term Loan, 9.669%, (SOFR + 4.25%), 4/23/26	22,402	22,220,110
Term Loan - Second Lien, 12.419%, (SOFR + 7.00%), 4/23/27	6,500	6,069,375
Astra Acquisition Corp.:
Term Loan, 10.683%, (SOFR + 5.25%), 10/25/28	14,219	10,803,304
Term Loan - Second Lien, 14.308%, (SOFR + 8.88%), 10/25/29	21,995	12,023,783

Senior Debt Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Banff Merger Sub, Inc.:
Term Loan, 7.565%, (1 mo. EURIBOR + 4.00%), 10/2/25	EUR	5,934	$ 6,510,434
Term Loan, 9.183%, (SOFR + 3.75%), 10/2/25		15,042	15,015,236
Term Loan - Second Lien, 10.805%, (SOFR + 5.50%), 2/27/26		9,470	9,343,736
CDK Global, Inc., Term Loan, 9.492%, (SOFR + 4.25%), 7/6/29		31,566	31,617,355
CentralSquare Technologies, LLC, Term Loan, 9.142%, (3 mo. USD LIBOR + 3.75%), 8/29/25		22,014	20,819,810
Cloudera, Inc.:
Term Loan, 9.169%, (SOFR + 3.75%), 10/8/28		22,743	22,309,006
Term Loan - Second Lien, 11.419%, (SOFR + 6.00%), 10/8/29		4,450	4,195,981
Constant Contact, Inc., Term Loan, 9.561%, (SOFR + 4.00%), 2/10/28		13,005	12,414,117
Cornerstone OnDemand, Inc., Term Loan, 9.254%, (SOFR + 3.75%), 10/16/28		17,034	15,827,779
Delta TopCo, Inc., Term Loan, 9.069%, (SOFR + 3.75%), 12/1/27		14,071	13,776,718
E2open, LLC, Term Loan, 8.933%, (SOFR + 3.50%), 2/4/28		20,115	20,114,720
ECI Macola Max Holding, LLC, Term Loan, 9.254%, (SOFR + 3.75%), 11/9/27		26,862	26,786,905
Epicor Software Corporation:
Term Loan, 8.683%, (SOFR + 3.25%), 7/30/27		69,926	69,576,268
Term Loan - Second Lien, 13.169%, (SOFR + 7.75%), 7/31/28		7,650	7,707,375
Finastra USA, Inc.:
Term Loan, 9.205%, (USD LIBOR + 3.50%), 6/13/24(9)		59,741	58,030,656
Term Loan - Second Lien, 12.981%, (6 mo. USD LIBOR + 7.25%), 6/13/25		29,000	26,618,839
Fiserv Investment Solutions, Inc., Term Loan, 9.129%, (SOFR + 4.00%), 2/18/27		6,459	6,324,578
GoTo Group, Inc., Term Loan, 10.269%, (SOFR + 4.75%), 8/31/27		28,422	18,181,278
Hyland Software, Inc.:
Term Loan, 8.933%, (SOFR + 3.50%), 7/1/24		57,292	57,179,361
Term Loan - Second Lien, 11.683%, (SOFR + 6.25%), 7/7/25		9,690	9,641,678
IGT Holding IV AB:
Term Loan, 6.748%, (3 mo. EURIBOR + 3.15%), 3/31/28	EUR	6,205	6,647,119
Term Loan, 8.712%, (3 mo. USD SOFR + 3.40%), 3/31/28		1,661	1,651,566
Imperva, Inc., Term Loan, 9.337%, (3 mo. USD LIBOR + 4.00%), 1/12/26		4,912	4,911,192
Ivanti Software, Inc., Term Loan, 9.758%, (SOFR + 4.25%), 12/1/27		10,301	8,699,055
Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Magenta Buyer, LLC:
Term Loan, 10.631%, (SOFR + 5.00%), 7/27/28		32,002	$ 24,337,215
Term Loan - Second Lien, 13.881%, (SOFR + 8.25%), 7/27/29		17,275	10,969,625
Marcel LUX IV S.a.r.l.:
Term Loan, 7.087%, (3 mo. EURIBOR + 3.50%), 3/16/26	EUR	9,150	10,047,853
Term Loan, 8.415%, (SOFR + 3.25%), 3/15/26		11,732	11,702,497
Term Loan, 9.184%, (SOFR + 4.00%), 12/31/27		910	907,700
Maverick Bidco, Inc., Term Loan, 9.269%, (SOFR + 3.75%), 5/18/28		11,944	11,615,834
McAfee, LLC, Term Loan, 8.963%, (SOFR + 3.75%), 3/1/29		24,538	23,807,976
N-Able International Holdings II, LLC, Term Loan, 8.476%, (3 mo. USD LIBOR + 3.00%), 7/19/28		1,636	1,633,651
NortonLifeLock, Inc., Term Loan, 7.419%, (SOFR + 2.00%), 9/12/29		3,901	3,890,370
Open Text Corporation, Term Loan, 8.919%, (SOFR + 3.50%), 1/31/30		29,129	29,208,263
Panther Commercial Holdings, L.P., Term Loan, 9.669%, (SOFR + 4.25%), 1/7/28		23,150	23,179,970
Polaris Newco, LLC:
Term Loan, 7.714%, (3 mo. EURIBOR + 4.00%), 6/2/28	EUR	9,186	9,528,062
Term Loan, 9.538%, (3 mo. USD LIBOR + 4.00%), 6/2/28		7,790	7,375,623
Proofpoint, Inc.:
Term Loan, 8.683%, (SOFR + 3.25%), 8/31/28		39,430	38,910,127
Term Loan - Second Lien, 11.683%, (SOFR + 6.25%), 8/31/29		2,070	2,058,787
Quartz Acquireco, LLC, Term Loan, 8.817%, (SOFR + 3.50%), 6/28/30		10,625	10,625,000
Quest Software US Holdings, Inc., Term Loan, 9.769%, (SOFR + 4.25%), 2/1/29		25,280	20,705,867
RealPage, Inc., Term Loan, 8.433%, (SOFR + 3.00%), 4/24/28		11,009	10,837,318
Red Planet Borrower, LLC, Term Loan, 9.169%, (SOFR + 3.75%), 10/2/28		16,656	14,684,902
Redstone Holdco 2 L.P., Term Loan, 10.163%, (SOFR + 4.75%), 4/27/28		12,915	9,954,146
Sabre GLBL, Inc.:
Term Loan, 8.933%, (SOFR + 3.50%), 12/17/27		8,392	6,965,535
Term Loan, 8.933%, (SOFR + 3.50%), 12/17/27		5,384	4,469,040
Term Loan, 9.669%, (SOFR + 4.25%), 6/30/28		7,345	6,132,804
Term Loan, 6/30/28(8)		1,000	850,000
Skillsoft Corporation, Term Loan, 10.558%, (SOFR + 5.25%), 7/14/28		11,417	10,575,339
SolarWinds Holdings, Inc., Term Loan, 9.069%, (SOFR + 3.75%), 2/5/27		26,683	26,725,578

Senior Debt Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Sophia, L.P., Term Loan, 9.038%, (3 mo. USD LIBOR + 3.50%), 10/7/27		32,945	$ 32,821,529
SS&C European Holdings S.a.r.l., Term Loan, 7.183%, (SOFR + 1.75%), 4/16/25		5,042	5,045,533
SS&C Technologies, Inc.:
Term Loan, 7.183%, (SOFR + 1.75%), 4/16/25		5,290	5,293,924
Term Loan, 7.183%, (SOFR + 1.75%), 4/16/25		4,859	4,862,671
Term Loan, 7.669%, (SOFR + 2.25%), 3/22/29		3,138	3,139,911
Term Loan, 7.669%, (SOFR + 2.25%), 3/22/29		4,730	4,732,453
Turing Midco, LLC, Term Loan, 7.819%, (SOFR + 2.50%), 3/24/28		731	729,857
Ultimate Software Group, Inc. (The):
Term Loan, 8.618%, (SOFR + 3.25%), 5/4/26		54,239	54,009,142
Term Loan, 9.219%, (SOFR + 3.75%), 5/4/26		784	783,472
Veritas US, Inc., Term Loan, 10.433%, (SOFR + 5.00%), 9/1/25		15,934	13,462,310
Vision Solutions, Inc.:
Term Loan, 9.863%, (SOFR + 4.25%), 4/24/28		39,357	37,881,034
Term Loan - Second Lien, 4/23/29(8)		1,500	1,322,343
VS Buyer, LLC, Term Loan, 8.669%, (SOFR + 3.25%), 2/28/27		14,851	14,781,199
			$ 1,103,762,899
Specialty Retail — 2.8%
Belron Finance US, LLC, Term Loan, 7.80%, (3 mo. USD LIBOR + 2.43%), 4/13/28		8,529	$ 8,545,745
Belron Luxembourg S.a.r.l., Term Loan, 5.705%, (3 mo. EURIBOR + 2.43%), 4/13/28	EUR	3,925	4,324,015
Boels Topholding B.V., Term Loan, 6.62%, (1 mo. EURIBOR + 3.25%), 2/6/27	EUR	8,800	9,671,975
David's Bridal, Inc.:
Term Loan, 0.00%, 6/23/24(4)(11)		2,780	0
Term Loan, 0.00%, 12/31/24(4)(11)		3,370	0
Etraveli Holding AB, Term Loan, 7.598%, (3 mo. EURIBOR + 4.00%), 8/2/24	EUR	9,472	10,362,439
Great Outdoors Group, LLC, Term Loan, 9.183%, (SOFR + 3.75%), 3/6/28		35,365	35,328,035
Harbor Freight Tools USA, Inc., Term Loan, 8.183%, (SOFR + 2.75%), 10/19/27		25,414	25,227,360
Hoya Midco, LLC, Term Loan, 8.619%, (SOFR + 3.25%), 2/3/29		4,857	4,839,025
Les Schwab Tire Centers, Term Loan, 8.478%, (SOFR + 3.25%), 11/2/27		28,758	28,721,962
LIDS Holdings, Inc., Term Loan, 10.868%, (SOFR + 5.50%), 12/14/26		5,748	5,446,644
Borrower/Description	Principal Amount* (000's omitted)		Value
Specialty Retail (continued)
Mattress Firm, Inc., Term Loan, 9.95%, (6 mo. USD LIBOR + 4.25%), 9/25/28		17,495	$ 17,226,118
PetSmart, Inc., Term Loan, 9.169%, (SOFR + 3.75%), 2/11/28		15,429	15,443,261
			$ 165,136,579
Technology Hardware, Storage & Peripherals — 0.1%
NCR Corporation, Term Loan, 7.933%, (SOFR + 2.50%), 8/28/26		6,410	$ 6,406,657
			$ 6,406,657
Trading Companies & Distributors — 3.6%
Avolon TLB Borrower 1 (US), LLC:
Term Loan, 7.605%, (SOFR + 2.25%), 12/1/27		17,842	$ 17,871,310
Term Loan, 7.755%, (SOFR + 2.50%), 6/22/28		23,425	23,463,771
Core & Main, L.P., Term Loan, 7.844%, (SOFR + 2.50%), 7/27/28(9)		9,570	9,559,342
DXP Enterprises, Inc., Term Loan, 10.444%, (SOFR + 5.25%), 12/23/27		9,460	9,507,655
Electro Rent Corporation, Term Loan, 10.83%, (SOFR + 5.50%), 11/1/24		21,976	21,207,061
Hillman Group, Inc. (The), Term Loan, 8.183%, (SOFR + 2.50%), 7/14/28(10)		1,081	1,080,270
Park River Holdings, Inc., Term Loan, 8.522%, (6 mo. USD LIBOR + 3.25%), 12/28/27		3,735	3,611,227
Patagonia Bidco Limited, Term Loan, 9.427%, (SONIA + 5.25%), 11/1/28	GBP	20,050	21,292,532
PEARLS (Netherlands) Bidco B.V., Term Loan, 7.214%, (3 mo. EURIBOR + 3.50%), 2/26/29	EUR	6,000	6,385,351
Spin Holdco, Inc., Term Loan, 9.23%, (3 mo. USD LIBOR + 4.00%), 3/4/28		56,291	47,706,642
SRS Distribution, Inc.:
Term Loan, 8.919%, (SOFR + 3.50%), 6/2/28		5,368	5,294,436
Term Loan, 8.933%, (SOFR + 3.50%), 6/2/28		16,335	16,150,592
White Cap Buyer, LLC, Term Loan, 9.069%, (SOFR + 3.75%), 10/19/27		16,390	16,357,848
Windsor Holdings III, LLC, Term Loan, 8/1/30(8)		13,900	13,842,079
			$ 213,330,116
Wireless Telecommunication Services — 0.5%
CCI Buyer, Inc., Term Loan, 9.242%, (SOFR + 4.00%), 12/17/27		9,897	$ 9,708,733

Senior Debt Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Wireless Telecommunication Services (continued)
Digicel International Finance Limited, Term Loan, 8.981%, (6 mo. USD LIBOR + 3.25%), 5/28/24	18,969	$ 17,214,455
		$ 26,923,188
Total Senior Floating-Rate Loans (identified cost $6,697,253,745)		$ 6,374,334,174

Warrants — 0.0%
Security	Shares	Value
Retailers (Except Food and Drug) — 0.0%
David’s Bridal, LLC, Exp. 12/31/28(4)(5)(6)	37,742	$ 0
Total Warrants (identified cost $0)		$ 0

Short-Term Investments — 2.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.19%(12)	136,317,762	$ 136,317,762
Total Short-Term Investments (identified cost $136,317,762)		$ 136,317,762
Total Investments — 126.5% (identified cost $7,935,158,925)		$ 7,474,169,832
Less Unfunded Loan Commitments — (0.2)%		$ (10,472,908)
Net Investments — 126.3% (identified cost $7,924,686,017)		$ 7,463,696,924
Other Assets, Less Liabilities — (26.3)%		$(1,555,746,278)
Net Assets — 100.0%		$ 5,907,950,646
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2023, the aggregate value of these securities is $872,888,340 or 14.8% of the Portfolio's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2023.
(3)	Amount is less than 0.05%.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(5)	Non-income producing security.
(6)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(7)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) (or the London Interbank Offered Rate (“LIBOR”) for those loans whose rates reset prior to the discontinuance of LIBOR on June 30, 2023) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(8)	This Senior Loan will settle after July 31, 2023, at which time the interest rate will be determined.
(9)	The stated interest rate represents the weighted average interest rate at July 31, 2023 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(10)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower's discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At July 31, 2023, the total value of unfunded loan commitments is $8,641,644.
(11)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(12)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2023.

Senior Debt Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	324,911,648	EUR	297,407,318	Standard Chartered Bank	8/2/23	$ —	$ (2,087,813)
EUR	21,000,000	USD	23,116,651	Citibank, N.A.	8/31/23	4,904	—
EUR	21,000,000	USD	23,118,751	Citibank, N.A.	8/31/23	2,804	—
EUR	26,000,000	USD	28,581,766	State Street Bank and Trust Company	8/31/23	44,920	—
GBP	11,000,000	USD	14,137,535	Standard Chartered Bank	8/31/23	—	(18,720)
GBP	883,581	USD	1,123,579	The Toronto-Dominion Bank	8/31/23	10,523	—
USD	51,659,237	EUR	48,000,000	Bank of America, N.A.	8/31/23	—	(1,190,031)
USD	51,657,490	EUR	48,000,000	Bank of America, N.A.	8/31/23	—	(1,191,778)
USD	52,948,361	EUR	49,171,941	Citibank, N.A.	8/31/23	—	(1,191,245)
USD	9,709,932	EUR	9,011,902	JPMorgan Chase Bank, N.A.	8/31/23	—	(212,411)
USD	51,678,542	EUR	48,000,000	State Street Bank and Trust Company	8/31/23	—	(1,170,725)
USD	51,661,262	EUR	48,000,000	State Street Bank and Trust Company	8/31/23	—	(1,188,005)
USD	51,652,718	EUR	48,000,000	State Street Bank and Trust Company	8/31/23	—	(1,196,549)
USD	54,250,729	GBP	43,891,852	HSBC Bank USA, N.A.	8/31/23	—	(2,085,720)
USD	328,435,059	EUR	297,407,318	Standard Chartered Bank	9/5/23	903,239	—
EUR	13,000,000	USD	14,606,423	Australia and New Zealand Banking Group Limited	9/29/23	—	(272,398)
EUR	12,000,000	USD	13,482,502	Standard Chartered Bank	9/29/23	—	(251,094)
EUR	32,000,000	USD	35,258,272	State Street Bank and Trust Company	9/29/23	25,481	—
USD	52,635,326	EUR	48,000,000	Bank of America, N.A.	9/29/23	—	(290,304)
USD	1,039,522	EUR	948,133	Standard Chartered Bank	9/29/23	—	(5,906)
USD	52,643,352	EUR	48,000,000	State Street Bank and Trust Company	9/29/23	—	(282,278)
USD	52,637,506	EUR	48,000,000	State Street Bank and Trust Company	9/29/23	—	(288,125)
USD	57,099,206	EUR	52,068,574	State Street Bank and Trust Company	9/29/23	—	(312,505)
						$991,871	$(13,235,607)
Abbreviations:
DIP	– Debtor In Possession
EURIBOR	– Euro Interbank Offered Rate
LIBOR	– London Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

At July 31, 2023, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

Senior Debt Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Affiliated Investments
At July 31, 2023, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $136,317,762, which represents 2.3% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended July 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$86,209,963	$1,940,762,804	$(1,890,655,005)	$ —	$ —	$136,317,762	$4,179,598	136,317,762
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2023, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 306,000,896	$ —	$ 306,000,896
Common Stocks	1,333,719	38,524,522	1,696,027	41,554,268
Corporate Bonds	—	592,095,140	—	592,095,140
Exchange-Traded Funds	16,104,960	—	—	16,104,960
Preferred Stocks	—	7,762,632	0	7,762,632
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	6,344,741,780	19,119,486	6,363,861,266
Warrants	—	—	0	0
Short-Term Investments	136,317,762	—	—	136,317,762
Total Investments	$153,756,441	$7,289,124,970	$20,815,513	$7,463,696,924
Forward Foreign Currency Exchange Contracts	$ —	$ 991,871	$ —	$ 991,871
Total	$153,756,441	$7,290,116,841	$20,815,513	$7,464,688,795
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (13,235,607)	$ —	$ (13,235,607)
Total	$ —	$ (13,235,607)	$ —	$ (13,235,607)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2023 is not presented.

Senior Debt Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements included in its semiannual or annual report to shareholders.